Exhibit 1

Ernst & Young LLP One Manhattan West New York, NY 10001	Tel: +1 212 773 3000 ey.com

Report of Independent Accountants on Applying Agreed-Upon Procedures

Barclays Commercial Mortgage Securities LLC (the “Depositor”)

Barclays Capital Real Estate Inc. (“Barclays”)

Barclays Capital Inc.

BSPRT CMBS Finance, LLC (“BSPRT”)

Citi Real Estate Funding Inc. (“CREFI”)

Citigroup Global Markets Inc.

German American Capital Corporation (“GACC”)

Deutsche Bank Securities Inc.

Natixis Real Estate Capital LLC (“Natixis”)

Natixis Securities Americas LLC

RREF V – D Direct Lending Investments, LLC (“Rialto”)

Starwood Mortgage Capital LLC (“SMC”)

UBS AG New York Branch (“UBS AG”)

UBS Securities LLC

Wells Fargo Bank, N.A. (“WFB”)

Wells Fargo Securities, LLC

Academy Securities, Inc.

Bancroft Capital, LLC

(collectively, the “Specified Parties”)

Re:	BBCMS Mortgage Trust 2026-5C43 (the “Issuing Entity”)

Commercial Mortgage Pass-Through Certificates, Series 2026-5C43 (the “Certificates”)

We have performed the procedures enumerated in Attachment A, which were agreed to and acknowledged as appropriate by the Specified Parties, for the intended purpose of assisting the Specified Parties in evaluating the accuracy of certain information with respect to the Mortgage Loans (as defined herein) contained on the Data Files (as defined herein) (the “Subject Matter”) relating to the Issuing Entity’s securitization transaction as of 2 October 2026. This report may not be suitable for any other purpose. The procedures performed may not address all of the items of interest to a user of the report and may not meet the needs of all users of the report and, as such, users are responsible for determining whether the procedures performed are appropriate for their purposes. The appropriateness of these procedures is solely the responsibility of the Specified Parties identified in this report. No other party acknowledged the appropriateness of the procedures. Consequently, we make no representation regarding the appropriateness of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

The procedures performed and our associated findings are included in Attachment A.

For the purpose of the procedures described in this report, the Depositor or the Mortgage Loan Sellers (as defined herein), on behalf of the Depositor, provided us with:

a.	Certain electronic data files (the “Data Files”) that are described in Attachment A,
b.	Electronic copies of the loan files for the Mortgage Loans which contain various source documents (the “Source Documents”) relating to the Mortgage Loans and the mortgaged properties that secure the Mortgage Loans,
c.	Certain calculation methodologies (the “Multiple Property Loan Calculation Methodologies”), which are shown on Exhibit 1 to Attachment A, for those Mortgage Loans (the “Multiple Property Loans”) that are secured by multiple mortgaged properties (the “Underlying Properties”) relating to the allocation of certain Multiple Property Loan characteristics to the respective Underlying Properties,
d.	A list of characteristics on the Data Files (the “Compared Characteristics”), which are listed on Exhibit 2 to Attachment A, that the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to compare to information contained in the Source Documents,
e.	A list of characteristics on the Data Files (the “Recalculated Characteristics”), which are described in Attachment A, that the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to recalculate using information on the Data Files,
f.	A list of characteristics on the Data Files (the “Provided Characteristics”), which are listed on Exhibit 3 to Attachment A, on which the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to perform no procedures,
g.	An electronic copy of the EDGAR ABS XML technical specification (Version 3.2) document dated March 2025 that was published by the Securities and Exchange Commission (the “EDGAR ABS XML Technical Specification Document”) that the Depositor indicated contains information relating to the valid structure and content of the ABS Extensible Markup Language (XML) Asset Data File Types (as defined in the EDGAR ABS XML Technical Specification Document),
h.	A draft of the preliminary prospectus for the Issuing Entity’s securitization transaction (the “Draft Preliminary Prospectus”) and
i.	Instructions, assumptions and methodologies, which are described in Attachment A.

The procedures included in Attachment A were limited to comparing or recalculating certain information that is further described in Attachment A. The Depositor is responsible for the Subject Matter, Data Files, Source Documents, Multiple Property Loan Calculation Methodologies, Compared Characteristics, Recalculated Characteristics, Provided Characteristics, EDGAR ABS XML Technical Specification Document, Draft Preliminary Prospectus and the determination of the instructions, assumptions and methodologies that are described herein. We were not requested to perform, and we have not performed, any procedures other than those listed in Attachment A with respect to the Data Files. We have not verified, and we make no representation as to, the appropriateness, accuracy, completeness or reasonableness of the Source Documents, Multiple Property Loan Calculation Methodologies, Provided Characteristics, EDGAR ABS XML Technical Specification Document, Draft Preliminary Prospectus or any other information provided to us by the Depositor or Mortgage Loan Sellers, on behalf of the Depositor, upon which we relied in forming our findings. Accordingly, we make no representation and express no opinion or conclusion as to: (a) the existence of the Mortgage Loans, (b) questions of legal or tax interpretation or (c) the appropriateness, accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by the Depositor or Mortgage Loan Sellers, on behalf of the Depositor, that are described in this report. We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants (the “AICPA”). An agreed-upon procedures engagement involves the practitioner performing specific procedures that the Specified Parties have agreed to and acknowledged to be appropriate for the purpose of the engagement and reporting on findings based on the procedures performed. We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the AICPA on any of the items referred to herein. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report were not performed for the purpose of:

a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or
b.	Making any findings with respect to:
i.	Whether the origination of the Mortgage Loans conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,
ii.	The value of the collateral securing the Mortgage Loans,
iii.	Whether the originator(s) of the Mortgage Loans complied with federal, state or local laws or regulations or
iv.	Any other factor or characteristic of the Mortgage Loans that would be material to the likelihood that the issuer of the Certificates will pay interest and principal in accordance with applicable terms and conditions.

We are required to be independent of the Depositor and to meet our other ethical responsibilities, as applicable for agreed-upon procedures engagements set forth in the Preface: Applicable to All Members and Part 1 – Members in Public Practice of the Code of Professional Conduct established by the AICPA. Independence requirements for agreed-upon procedures engagements are less restrictive than independence requirements for audit and other attestation services.

This report is intended solely for the information and use of the Specified Parties and is not intended to be, and should not be, used by anyone other than the Specified Parties. It is not intended to be, and should not be, used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties, but who may have access to this report as required by law or regulation.

/s/ Ernst & Young LLP

2 October 2026

Attachment A Page 1 of 21

Background

For the purpose of the procedures described in this report, the Depositor indicated that the assets of the Issuing Entity will primarily consist of a pool of 43 fixed rate commercial mortgage loans (the “Mortgage Loans”) secured by first mortgage liens on various types of commercial properties.

Procedures performed and our associated findings

1.	Barclays, BSPRT, CREFI, GACC, Natixis, Rialto, SMC, UBS AG and WFB (collectively, the “Mortgage Loan Sellers”), respectively, on behalf of the Depositor, provided us with:
a.	An electronic data file (each, a “Mortgage Loan Seller Data File”) that the respective Mortgage Loan Seller, on behalf of the Depositor, indicated contains information relating to certain mortgage loans as of the related due date of each mortgage loan in October 2026 (or, in the case of any mortgage loan that has its first due date after October 2026, if any, the date that would have been its due date in October 2026 under the terms of that mortgage loan if a monthly debt service payment were scheduled to be due in that month) (collectively, the “Cut-off Date”),
b.	Record layout and decode information related to the information on each respective Mortgage Loan Seller Data File and
c.	Decode and mapping information relating to certain information described in the EDGAR ABS XML Technical Specification Document and the corresponding information on each respective Mortgage Loan Seller Data File.

We performed certain procedures on earlier versions of the Data Files and communicated differences prior to being provided the Data Files which were subjected to the procedures as described herein.

2.	The Mortgage Loan Sellers, on behalf of the Depositor, instructed us to combine the information on each respective Mortgage Loan Seller Data File. The resulting data file, as so combined, is hereinafter referred to as the “Combined Data File.” The Mortgage Loan Sellers, on behalf of the Depositor, indicated that the mortgage loans on the Combined Data File are the Mortgage Loans.

For any Mortgage Loan that has more than one Mortgage Loan Seller listed in the “Mortgage Loan Seller” characteristic, as shown on the Combined Data File, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to perform the procedures described in this report for the Mortgage Loan Seller listed first, and to perform no procedures for any other Mortgage Loan Seller(s) listed in the “Mortgage Loan Seller” characteristic, as shown on the Combined Data File.

Attachment A Page 2 of 21

3.	For each Mortgage Loan on the Combined Data File, we compared each Compared Characteristic listed on Exhibit 2 to Attachment A, as shown on the Combined Data File, to the corresponding information in the Source Document(s) indicated on Exhibit 2 to Attachment A that were provided by the respective Mortgage Loan Seller, on behalf of the Depositor, subject only to the instructions, assumptions and methodologies described in the notes on Exhibit 2 to Attachment A and the next paragraph(s) of this Item.

The Source Document(s) that we were instructed by the Mortgage Loan Sellers, on behalf of the Depositor, to use for each Compared Characteristic are indicated on Exhibit 2 to Attachment A. Where more than one Source Document is listed for a Compared Characteristic, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to note agreement if the value on the Combined Data File for the Compared Characteristic agreed with the corresponding information in at least one of the Source Documents listed for such Compared Characteristic on Exhibit 2 to Attachment A (except as described in the notes on Exhibit 2 to Attachment A). We performed no procedures to reconcile any differences that may exist between various Source Documents for any of the Compared Characteristics listed on Exhibit 2 to Attachment A.

Additionally, for any Mortgage Loan(s) or Underlying Property(ies) listed in the table below, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, provided us with the related draft Source Document(s) listed in the “Draft Source Document(s)” column of the table below.

Mortgage Loan	Underlying Property	Draft Source Document(s)

NAP	NAP	NAP

For the purpose of the procedures described in this report, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to treat any “Draft Source Document(s)” listed in the table above as fully executed Source Document(s).

Attachment A Page 3 of 21

4.	As instructed by the Mortgage Loan Sellers, on behalf of the Depositor, we adjusted the information on the Combined Data File to correct all the differences we noted in performing the procedures described in the Item above and provided a list of such differences to the Mortgage Loan Sellers. The Combined Data File, as so adjusted, is hereinafter referred to as the “Updated Data File.”

5.	Subsequent to the performance of the procedures described in the Items above, Barclays, on behalf of the Depositor, provided us with an electronic data file (the “Final Data File,” which together with the Mortgage Loan Seller Data Files comprise the Data Files) that Barclays, on behalf of the Depositor, indicated contains information relating to the Mortgage Loans as of the Cut-off Date.

Using information on the:

a.	Final Data File and
b.	Updated Data File,

we compared each Compared Characteristic listed on Exhibit 2 to Attachment A, as shown on the Final Data File, to the corresponding information on the Updated Data File and found such information to be in agreement.

6.	Using the “First Payment Date,” as shown on the Final Data File, we recalculated the “Seasoning (Mos.)” of each Mortgage Loan as of the Cut-off Date. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

7.	Using the:
a.	Non-Recourse Carveout Guarantor and
b.	Sponsor,

as shown on the Final Data File, we identified any Mortgage Loans that had at least one common “Non-Recourse Carveout Guarantor” or “Sponsor” (each, a “Related Group”). We compared the “Related Group” information to the corresponding information on the Final Data File and found such information to be in agreement.

8.	Using the:
a.	First Payment Date and
b.	Maturity Date or Anticipated Repayment Date,

as shown on the Final Data File, we recalculated the “Original Term To Maturity / ARD (Mos.)” of each Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 4 of 21

9.	Using:
a.	The “First Payment Date,” as shown on the Final Data File, and
b.	The first payment date that a payment of principal and interest is due, as shown in the applicable Source Document(s),

we recalculated the “Original Interest-Only Period (Mos.)” and “Partial IO Last IO Payment” of each Mortgage Loan (except for any Interest Only Loan(s) (as defined herein) and any Amortizing Loan(s) (as defined herein), which are described in the succeeding paragraph(s) of this Item). We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For any Interest Only Loan, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the “Original Term To Maturity / ARD (Mos.),” as shown on the Final Data File, for the “Original Interest-Only Period (Mos.)” characteristic and “NAP” for the “Partial IO Last IO Payment” characteristic.

For any Amortizing Loan (except for any Amortizing Loan which is also an Additional Interest Period Loan (as defined herein), which are described in the succeeding paragraph(s) of this Item), the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “0” for the “Original Interest-Only Period (Mos.)” characteristic and “NAP” for the “Partial IO Last IO Payment” characteristic.

For any Amortizing Loan which is also an Additional Interest Period Loan, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “1” for the “Original Interest-Only Period (Mos.)” characteristic and “NAP” for the “Partial IO Last IO Payment” characteristic.

10.	Using the:
a.	Original Balance ($),
b.	Interest Rate % and
c.	Monthly Debt Service (P&I) ($),

as shown on the Final Data File, and assuming each Mortgage Loan has a fixed level monthly payment, we recalculated the “Original Amortization Term (Mos.)” of each Mortgage Loan (except for any Interest Only Loan(s) and any Mortgage Loan(s) listed in the table below (each a “Planned Amortization Loan”), for which the applicable Mortgage Loan Seller(s), on behalf of the Depositor, provided a related amortization schedule (each a “Planned Amortization Schedule”), which are described in the succeeding paragraph(s) of this Item). We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For any Interest Only Loan, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “0” for the “Original Amortization Term (Mos.)” characteristic.

Attachment A Page 5 of 21

10. (continued)

For any Planned Amortization Loan, for which the related borrower is required to make monthly principal and interest payments pursuant to the related Planned Amortization Schedule, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the “Original Amortization Term (Mos.)” listed in the table below for the “Original Amortization Term (Mos.)” characteristic.

Planned Amortization Loan(s)	Original Amortization Term (Mos.)

NAP	NAP

We performed no procedures to determine the appropriateness, accuracy, completeness or reasonableness of the instructions provided by the applicable Mortgage Loan Seller(s), on behalf of the Depositor, that are described above.

11.	Using the:
a.	Original Balance ($),
b.	Interest Accrual Method,
c.	Original Interest-Only Period (Mos.),
d.	Partial IO Last IO Payment,
e.	First Payment Date,
f.	Maturity Date or Anticipated Repayment Date,
g.	Interest Rate % and
h.	Monthly Debt Service (P&I) ($),

as shown on the Final Data File, information in the applicable Source Document(s), the Multiple Property Loan Calculation Methodologies for the Underlying Properties associated with each Multiple Property Loan and in the case of any Planned Amortization Loan(s), the Planned Amortization Schedule(s), as applicable, we recalculated the principal balance of each Mortgage Loan and Underlying Property, as applicable, as of:

i.	The Cut-off Date of each Mortgage Loan and Underlying Property (the “Cut-off Date Balance ($)”),
ii.	The related due date of each Mortgage Loan in the month preceding the Cut-off Date (or, in the case of any Mortgage Loan that has its first due date after the month preceding the Cut-off Date, the date that would have been the related due date in the month preceding the Cut-off Date under the terms of that Mortgage Loan if a monthly debt service payment were scheduled to be due in that month) (the “Report Period Beginning Schedule Loan Balance Amount”) and
iii.	The “Maturity Date or Anticipated Repayment Date” of each Mortgage Loan and Underlying Property (the “Maturity/ARD Balance ($)”),

assuming all scheduled payments of principal and/or interest on the Mortgage Loans are made and there are no prepayments or other unscheduled collections. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 6 of 21

11. (continued)

For the purpose of this procedure, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to:

a.	Ignore differences of +/- $1 or less,
b.	Recalculate the “Maturity/ARD Balance ($)” as the aggregate principal balance that is scheduled to be paid on the “Maturity Date or Anticipated Repayment Date” of the Mortgage Loan, excluding any principal component of the related “Monthly Debt Service (P&I) ($),” as shown on the Final Data File, or for any Planned Amortization Loan(s), the related monthly debt service payment, as shown on the Planned Amortization Schedule(s), as applicable, on the “Maturity Date or Anticipated Repayment Date” and
c.	Use the “Original Balance ($)” for any Mortgage Loan that has its “First Payment Date” in the month following the Cut-off Date, as shown on the Final Data File (each, a “Future First Payment Date Mortgage Loan”), for the “Report Period Beginning Schedule Loan Balance Amount” characteristic.

12.	Using the:
a.	Original Balance ($),
b.	Interest Accrual Method,
c.	Original Interest-Only Period (Mos.),
d.	Partial IO Last IO Payment,
e.	First Payment Date,
f.	Interest Rate %,
g.	Monthly Debt Service (P&I) ($),
h.	Monthly Debt Service (IO) ($) and
i.	Report Period Beginning Schedule Loan Balance Amount,

as shown on the Final Data File, information in the applicable Source Document(s) and in the case of any Planned Amortization Loan(s), the related Planned Amortization Schedule(s), we recalculated the portion of the monthly debt service for the month in which the Cut-off Date occurs for each Mortgage Loan (except for any Future First Payment Date Mortgage Loan(s), which are described in the succeeding paragraph(s) of this Item) that is interest (the “Scheduled Interest Amount”) and that is principal (the “Scheduled Principal Amount”). We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For any Future First Payment Date Mortgage Loan, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “$0.00” for the “Scheduled Interest Amount” and “Scheduled Principal Amount” characteristics.

Attachment A Page 7 of 21

12. (continued)

Using the:

a.       Scheduled Interest Amount and

b.       Scheduled Principal Amount,

as shown on the Final Data File, we recalculated the:

i.       Total Scheduled Principal Interest Due Amount and

ii.       Periodic Principal and Interest Payment Securitization Amount

of each Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

13.	For any Pari Passu Mortgage Loan (as defined herein), the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the “Cut-off Date Balance ($),” as shown on the Final Data File, for the “Trust Pari Passu Cut-off Date Balance ($)” characteristic and to use the information on the Final Data File, in the applicable Data Source(s) (as defined herein) and in the case of any Planned Amortization Loan that is a Pari Passu Mortgage Loan, the related Planned Amortization Schedule, to recalculate the aggregate principal balance of the related Companion Loan(s) (as defined herein) as of the Cut-off Date (the “Non-Trust Pari Passu Companion Loan Cut-off Date Balance ($)”). We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to:

a.	Ignore differences of +/- $1 or less and
b.	Not include any Subordinate Companion Loan(s) (as defined herein) with respect to any Pari Passu Mortgage Loan With Subordinate Secured Debt (as defined herein).

For any Mortgage Loan that is not a Pari Passu Mortgage Loan, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “NAP” for the “Trust Pari Passu Cut-off Date Balance ($)” and “Non-Trust Pari Passu Companion Loan Cut-off Date Balance ($)” characteristics.

14.	For any Amortizing Pari Passu Mortgage Loan or Partial IO Pari Passu Mortgage Loan (both as defined herein), the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to recalculate the aggregate monthly debt service of the related Companion Loan(s) (the “Non-Trust Pari Passu Companion Loan Monthly Debt Service ($)”) as the difference between the:
a.	Total Trust and Non-Trust Pari Passu Companion Loan Monthly Debt Service ($) and
b.	Monthly Debt Service (P&I) ($),

as shown on the Final Data File.

Attachment A Page 8 of 21

14. (continued)

For any Interest Only Pari Passu Mortgage Loan (as defined herein), the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to recalculate the “Non-Trust Pari Passu Companion Loan Monthly Debt Service ($)” as the difference between the:

a.	Total Trust and Non-Trust Pari Passu Companion Loan Monthly Debt Service ($) and
b.	Monthly Debt Service (IO) ($),

as shown on the Final Data File.

We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For any Mortgage Loan that is not a Pari Passu Mortgage Loan, the applicable

Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “NAP” for the “Non-Trust Pari Passu Companion Loan Monthly Debt Service ($)” characteristic.

15.	Using:
a.	Information on the Final Data File,
b.	Information in the Data Source(s) and/or
c.	Information in the Secondary Financing Documents (as defined herein),

we recalculated the aggregate principal balance as of the Cut-off Date of the Subordinate Companion Loan(s) associated with any Mortgage Loan With Subordinate Debt (as defined herein) (the “Subordinate Companion Loan Cut-off Date Balance ($)”) and aggregate principal balance as of the “Maturity Date or Anticipated Repayment Date” of the Subordinate Companion Loan(s) associated with any Mortgage Loan With Subordinate Debt (the “Subordinate Debt Balloon Balance”), assuming all scheduled payments of principal and/or interest on the Subordinate Companion Loan(s) are made and there are no prepayments or other unscheduled collections. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to:

a.	Ignore differences of +/- $1 or less and
b.	Recalculate the “Subordinate Debt Balloon Balance” as the aggregate principal balance that is scheduled to be paid on the maturity date or anticipated repayment date of the related whole loan, excluding any principal component of the related monthly debt service payment that is described in the applicable Data Source(s) and/or Secondary Financing Documents on the maturity date or anticipated repayment date.

Attachment A Page 9 of 21

15. (continued)

For any Mortgage Loan that is not a Mortgage Loan With Subordinate Debt, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “NAP” for the “Subordinate Companion Loan Cut-off Date Balance ($)” and “Subordinate Debt Balloon Balance” characteristics.

16.	Using:
a.	Information on the Final Data File,
b.	Information in the Data Source(s),
c.	Information in the Secondary Financing Documents and/or
d.	The applicable assumptions and calculation methodologies described in the Draft Preliminary Prospectus,

we recalculated the principal balance as of the Cut-off Date of the mezzanine debt associated with any Mortgage Loan With Existing Mezzanine Debt (as defined herein) (the “Mezzanine Debt Cut-off Date Balance ($)”) and principal balance as of the “Maturity Date or Anticipated Repayment Date” of the mezzanine debt associated with any Mortgage Loan With Existing Mezzanine Debt (the “Mezzanine Debt Balloon Balance”), assuming all scheduled payments of principal and/or interest on the mezzanine debt are made and there are no prepayments or other unscheduled collections. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to:

a.	Ignore differences of +/- $1 or less and
b.	Recalculate the “Mezzanine Debt Balloon Balance” as the aggregate principal balance that is scheduled to be paid on the maturity date or anticipated repayment date of the mezzanine debt associated with the related Mortgage Loan With Existing Mezzanine Debt, excluding any principal component of the related monthly debt service payment that is described in the applicable Data Source(s) on the maturity date or anticipated repayment date.

For any Mortgage Loan that is not a Mortgage Loan With Existing Mezzanine Debt, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “NAP” for the “Mezzanine Debt Cut-off Date Balance ($)” and “Mezzanine Debt Balloon Balance” characteristics.

Attachment A Page 10 of 21

17.	Using the:
a.	Original Balance ($) and
b.	Original Balance Pari Passu (Non-Trust),

as shown on the Final Data File, we recalculated the “Aggregate Original Balance Pari Passu (Trust+Non-Trust)” of any Pari Passu Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For any Mortgage Loan that is not a Pari Passu Mortgage Loan, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “NAP” for the “Aggregate Original Balance Pari Passu (Trust+Non-Trust)” characteristic.

18.	For any Pari Passu Mortgage Loan, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to recalculate the aggregate annual debt service of the Pari Passu Mortgage Loan and the related Companion Loan(s) (the “Aggregate Pari Passu Annual Debt Service”) as the product of:
a.	The “Total Trust and Non-Trust Pari Passu Companion Loan Monthly Debt Service ($),” as shown on the Final Data File, and
b.	12.

We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For any Mortgage Loan that is not a Pari Passu Mortgage Loan, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “NAP” for the “Aggregate Pari Passu Annual Debt Service” characteristic.

19.	For any Pari Passu Mortgage Loan, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the information in the applicable Data Source(s), the applicable information contained in Table A1 in Exhibit 2 to Attachment A and in the case of any Planned Amortization Loan(s), the Planned Amortization Schedule(s), as applicable, to recalculate the aggregate principal balance of the Pari Passu Mortgage Loan and the related Companion Loan(s) as of the Cut-off Date (the “Aggregate Cut-off Date Balance Pari Passu (Trust+Non-Trust)”) and as of the maturity date or anticipated repayment date of the Pari Passu Mortgage Loan (the “Aggregate Maturity Date Balance Pari Passu (Trust+Non-Trust)”), assuming all scheduled payments of principal and/or interest are made and there are no prepayments or other unscheduled collections. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 11 of 21

19. (continued)

For the purpose of this procedure the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to:

a.	Ignore differences of +/- $1 or less,
b.	Recalculate the “Aggregate Maturity Date Balance Pari Passu (Trust+Non-Trust)” as the aggregate principal balance that is scheduled to be paid on the maturity date or anticipated repayment date of the Pari Passu Mortgage Loan, excluding any principal component of the related monthly debt service payment that is described in the applicable Data Source(s) and/or Planned Amortization Schedule(s) on the maturity date or anticipated repayment date and
c.	Not include any Subordinate Companion Loan(s) with respect to any Pari Passu Mortgage Loan With Subordinate Secured Debt.

For any Mortgage Loan that is not a Pari Passu Mortgage Loan, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “NAP” for the “Aggregate Cut-off Date Balance Pari Passu (Trust+Non-Trust)” and “Aggregate Maturity Date Balance Pari Passu (Trust+Non-Trust)” characteristics.

20.	Using the:
a.	Original Balance ($),
b.	Original Balance Pari Passu (Non-Trust),
c.	Subordinate Companion Loan Original Balance ($),
d.	Cut-off Date Balance ($),
e.	Non-Trust Pari Passu Companion Loan Cut-off Date Balance ($),
f.	Subordinate Companion Loan Cut-off Date Balance ($),
g.	Maturity/ARD Balance ($),
h.	Aggregate Maturity Date Balance Pari Passu (Trust+Non-Trust),
i.	Subordinate Debt Balloon Balance,
j.	Interest Rate %,
k.	Subordinate Companion Loan Interest Rate and
l.	Whole Loan Monthly Debt Service ($),

as shown on the Final Data File, the corresponding interest rates of any Companion Loan(s) associated with any Pari Passu Mortgage Loan, as shown in the applicable Data Source(s) and/or any Planned Amortization Schedule(s), we recalculated the:

i.	Whole Loan Original Balance ($),
ii.	Whole Loan Cut-off Date Balance ($),
iii.	Whole Loan Maturity Date Balance ($) and
iv.	Whole Loan Interest Rate

of any Pari Passu Mortgage Loan or Mortgage Loan With Subordinate Debt. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For any Mortgage Loan that is not a Pari Passu Mortgage Loan or Mortgage Loan With Subordinate Debt, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “NAP” for each of the characteristics listed in i. through iv. above.

Attachment A Page 12 of 21

21.	Using the:
a.	Original Balance ($),
b.	Whole Loan Original Balance ($),
c.	Mezzanine Debt Original Balance ($),
d.	Cut-off Date Balance ($),
e.	Whole Loan Cut-Off Date Balance ($),
f.	Mezzanine Debt Cut-off Date Balance ($),
g.	Maturity/ARD Balance ($),
h.	Whole Loan Maturity Date Balance ($) and
i.	Mezzanine Debt Balloon Balance,

as shown on the Final Data File, we recalculated the:

i.	Total Original Debt Balance (Pari + B-note + Mezz),
ii.	Total Debt Cut-off Date Balance ($) and
iii.	Total Debt Maturity Balance (Pari + B-Note + Mezz)

of any Mortgage Loan With Existing Mezzanine Debt. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement. For the purpose of this procedure, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to ignore differences of +/- $1 or less.

For any Mortgage Loan that is not a Mortgage Loan With Existing Mezzanine Debt, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “NAP” for each of the characteristics listed in i. through iii. above.

22.	Using the:
a.	Original Term To Maturity / ARD (Mos.),
b.	Original Interest-Only Period (Mos.),
c.	Original Amortization Term (Mos.),
d.	Seasoning (Mos.) and
e.	Original Lockout,

as shown on the Final Data File, we recalculated the:

i.	Remaining Amortization Term (Mos.) (except for any Interest Only Loan(s), which are described in the succeeding paragraph(s) of this Item),
ii.	Remaining Term To Maturity / ARD (Mos.),
iii.	Remaining Interest-Only Period (Mos.) (except for any Amortizing Loan(s), which are described in the succeeding paragraph(s) of this Item) and
iv.	Lockout Remaining (except for any Mortgage Loan(s) With No Lockout Period (as defined herein), which are described in the succeeding paragraph(s) of this Item)

of each Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 13 of 21

22. (continued)

For any Interest Only Loan, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “0” for the “Remaining Amortization Term (Mos.)” characteristic.

For any Amortizing Loan, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “0” for the “Remaining Interest-Only Period (Mos.)” characteristic.

For any Mortgage Loan With No Lockout Period, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “NAP” for the “Lockout Remaining” characteristic.

We performed no procedures to determine the appropriateness, accuracy, completeness or reasonableness of the instructions provided by the applicable Mortgage Loan Seller(s), on behalf of the Depositor, that are described above.

23.	Using the:
a.	Master Servicing Fee Rate,
b.	Primary Servicing Fee Rate and
c.	Subservicer Fee,

as shown on the Final Data File, we recalculated the “Servicer Fee” of each Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

24.	Using the:
a.	Servicer Fee,
b.	Trustee & Paying Agent Fee,
c.	Operating Advisor Fee,
d.	ARR Fee,
e.	CREFC Fee and
f.	Certificate Administrator Fee,

as shown on the Final Data File, we recalculated the “Administrative Fee Rate %” of each Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

25.	Using the:
a.	Interest Rate % and
b.	Administrative Fee Rate %,

as shown on the Final Data File, we recalculated the “Net Mortgage Rate %” of each Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 14 of 21

26.	Using:
a.	Information on the Final Data File,
b.	The applicable assumptions and calculation methodologies described in the Draft Preliminary Prospectus and
c.	The applicable assumptions and calculation methodologies provided by the Mortgage Loan Sellers, on behalf of the Depositor, which are described in the succeeding paragraph(s) of this Item,

we recalculated the:

i.	Underwritten NOI DSCR (x),
ii.	Underwritten NCF DSCR (x),
iii.	Cut-off Date LTV Ratio (%),
iv.	LTV Ratio at Maturity / ARD (%),
v.	Underwritten NOI Debt Yield (%),
vi.	Underwritten NCF Debt Yield (%),
vii.	Original Loan/Unit,
viii.	Loan Per Unit ($),
ix.	Maturity Balance per Unit,
x.	Annual Debt Service (P&I) ($),
xi.	Annual Debt Service (IO) ($) and
xii.	% of Initial Pool Balance

of each Mortgage Loan and, with respect to xii. above, of each Underlying Property. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement. For the purpose of this procedure, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to round the characteristics listed in i. and ii. above to two decimal places and the characteristics listed in iii. through vi. above to the nearest 1/10th of one percent.

For any Mortgage Loan identified on the Final Data File with the “Crossed Group” characteristic as “Yes,” the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to recalculate the characteristics listed in i. through ix. above on an aggregate basis for those Mortgage Loans in the same cross-collateralization group (each such group, a “Crossed Loan Group”).

For any Pari Passu Mortgage Loan, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the “Aggregate Pari Passu Annual Debt Service,” as shown on the Final Data File, to recalculate the “Underwritten NOI DSCR (x)” and “Underwritten NCF DSCR (x)” characteristics.

For any Pari Passu Mortgage Loan, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the “Aggregate Cut-off Date Balance Pari Passu (Trust+Non-Trust),” as shown on the Final Data File, to recalculate the:

a.	Cut-off Date LTV Ratio (%),
b.	Underwritten NOI Debt Yield (%),
c.	Underwritten NCF Debt Yield (%) and
d.	Loan Per Unit ($)

characteristics.

Attachment A Page 15 of 21

26. (continued)

For any Pari Passu Mortgage Loan, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the “Aggregate Maturity Date Balance Pari Passu (Trust+Non-Trust),” as shown on the Final Data File, to recalculate the “LTV Ratio at Maturity / ARD (%)” and “Maturity Balance per Unit” characteristics.

For any Pari Passu Mortgage Loan, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the “Aggregate Original Balance Pari Passu (Trust+Non-Trust),” as shown on the Final Data File, to recalculate the “Original Loan/Unit” characteristic.

We performed no procedures to determine the appropriateness, accuracy, completeness or reasonableness of the instructions provided by the applicable Mortgage Loan Seller(s), on behalf of the Depositor, that are described above.

27.	Using the:
a.	Whole Loan Monthly Debt Service ($),
b.	Whole Loan Cut-off Date Balance ($),
c.	Underwritten Net Cash Flow ($),
d.	Underwritten Net Operating Income ($) and
e.	Appraised Value ($),

as shown on the Final Data File, and the applicable assumptions and calculation methodologies provided by the applicable Mortgage Loan Seller(s), on behalf of the Depositor, which are described in the succeeding paragraph(s) of this Item, we recalculated the:

i.	Whole Loan Underwritten NCF DSCR (x),
ii.	Whole Loan Underwritten NOI Debt Yield (%) and
iii.	Whole Loan Cut-off Date LTV Ratio (%)

of any Pari Passu Mortgage Loan or Mortgage Loan With Subordinate Debt. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 16 of 21

27. (continued)

For the purpose of this procedure, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to round the characteristic listed in i. above to two decimal places and the characteristics listed in ii. and iii. above to the nearest 1/10th of one percent.

For the purpose of this procedure, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the product of twelve (12) times the “Whole Loan Monthly Debt Service ($),” as shown on the Final Data File, to recalculate the “Whole Loan Underwritten NCF DSCR (x)” characteristic.

For any Mortgage Loan that is not a Pari Passu Mortgage Loan or Mortgage Loan With Subordinate Debt, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “NAP” for each of the characteristics listed in i. through iii. above.

28.	Using the:
a.	Monthly Debt Service (P&I) ($),
b.	Monthly Debt Service (IO) ($),
c.	Whole Loan Monthly Debt Service ($) and
d.	Mezzanine Debt Monthly Debt Service,

as shown on the Final Data File, and the applicable assumptions and calculation methodologies provided by the applicable Mortgage Loan Seller(s), on behalf of the Depositor, which are described in the succeeding paragraph(s) of this Item, we recalculated the:

i.	Total Debt Monthly Debt Service ($) and
ii.	Total Debt (Mortgage + B-Note + Mezz) Annual Debt Service

of any Mortgage Loan With Existing Mezzanine Debt. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to recalculate the “Total Debt (Mortgage + B-Note + Mezz) Annual Debt Service” as twelve (12) times the “Total Debt Monthly Debt Service ($).”

For any Mortgage Loan that is not a Mortgage Loan With Existing Mezzanine Debt, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “NAP” for each of the characteristics listed in i. and ii. above.

Attachment A Page 17 of 21

29.	Using the:
a.	Total Debt Cut-off Balance ($),
b.	Total Debt Maturity Balance (Pari + B-note + Mezz),
c.	Total Debt (Mortgage + B-Note + Mezz) Annual Debt Service,
d.	Underwritten Net Operating Income ($),
e.	Underwritten Net Cash Flow ($),
f.	Appraised Value ($) and
g.	Number of Units,

as shown on the Final Data File, we recalculated the:

i.	Total Debt NOI DSCR,
ii.	Total Debt Underwritten NCF DSCR (x),
iii.	Total Debt Cut-off Date LTV Ratio (%),
iv.	Total Debt MAT_LTV,
v.	Total Debt Underwritten NOI Debt Yield (%),
vi.	Total Debt NCF DY and
vii.	Total Debt Per Unit

of any Mortgage Loan With Existing Mezzanine Debt. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement. For the purpose of this procedure, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to round the characteristics listed in i. and ii. above to two decimal places and the characteristics listed in iii. through vi. above to the nearest 1/10th of one percent.

For any Mortgage Loan that is not a Mortgage Loan With Existing Mezzanine Debt, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “NAP” for each of the characteristics listed in i. through vii. above.

30.	For any Top Fifteen Mortgage Loan (as defined herein) with the “Loan Purpose” characteristic including “Refinance” (each, a “Refinance Loan”) or “Recapitalization” (each, a “Recapitalization Loan”), except for any Mortgage Loan with a “Principal’s New Cash Contribution ($)” greater than “$0.00,” as shown on the Final Data File (each, a “Refinance or Recapitalization Loan With Principal’s New Cash Contribution”), the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “$0.00” for the “Principal’s New Cash Contribution ($)” characteristic. We compared this information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 18 of 21

31.	For each Top Fifteen Mortgage Loan, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to recalculate the total sources of funding for the borrower (the “Total Sources ($)”) as the sum of the:
a.	Loan Amount ($),
b.	Subordinate Debt ($),
c.	Other Sources ($) and
d.	Principal’s New Cash Contribution ($),

as shown on the Final Data File. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement. For the purpose of this procedure, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to ignore differences of +/- $1 or less.

32.	For any Refinance Loan or Recapitalization Loan, except for any Refinance or Recapitalization Loan With Principal’s New Cash Contribution, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to recalculate the “Principal Equity Distribution ($)” as the difference between the:
a.	Total Sources ($) and
b.	Sum of the:
i.	Loan Payoff ($),
ii.	Purchase Price ($),
iii.	Closing Costs ($),
iv.	Reserves ($) and
v.	Other Uses ($),

as shown on the Final Data File. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement. For the purpose of this procedure, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to ignore differences of +/- $1 or less.

33.	For any Top Fifteen Mortgage Loan with the “Loan Purpose” characteristic including “Acquisition” (each, an “Acquisition Loan”) or any Refinance or Recapitalization Loan With Principal’s New Cash Contribution, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “$0.00” for the “Principal Equity Distribution ($)” characteristic. We compared this information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 19 of 21

34.	For each Top Fifteen Mortgage Loan, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to recalculate the total uses of the loan proceeds (the “Total Uses ($)”) as the sum of the:
a.	Loan Payoff ($),
b.	Purchase Price ($),
c.	Closing Costs ($),
d.	Reserves ($),
e.	Other Uses ($) and
f.	Principal Equity Distribution ($),

as shown on the Final Data File. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement. For the purpose of this procedure, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to ignore differences of +/- $1 or less.

35.	For any Acquisition Loan or Refinance or Recapitalization Loan With Principal’s New Cash Contribution, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to recalculate the “Principal’s New Cash Contribution ($)” as the difference between the:
a.	Total Uses ($) and
b.	Sum of the:
i.	Loan Amount ($),
ii.	Subordinate Debt ($) and
iii.	Other Sources ($),

as shown on the Final Data File. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement. For the purpose of this procedure, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to ignore differences of +/- $1 or less.

Attachment A Page 20 of 21

36.	Using the:
a.	Number of Units,
b.	Largest Tenant SF,
c.	Second Largest Tenant SF,
d.	Third Largest Tenant SF,
e.	Fourth Largest Tenant SF and
f.	Fifth Largest Tenant SF,

as shown on the Final Data File, we recalculated the:

i.	Largest Tenant % of NRA,
ii.	Second Largest Tenant % of NRA,
iii.	Third Largest Tenant % of NRA,
iv.	Fourth Largest Tenant % of NRA and
v.	Fifth Largest Tenant % of NRA

of each mortgaged property (except for any mortgaged properties described in the succeeding paragraph(s) of this Item). We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For any mortgaged property that does not have commercial tenants, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “NAP” for each of the characteristics listed in i. through v. above.

For any mortgaged property on the Final Data File with the “General Property Type” characteristic as “Mixed Use” and the “Unit of Measure” characteristic as “Units,” “Pads” or “Rooms” and which has commercial tenants, as shown in the applicable Source Document(s), the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the aggregate commercial square footage of the related mortgaged property, as shown in the applicable Source Document(s), in place of the “Number of Units” to recalculate the:

a.	Largest Tenant % of NRA,
b.	Second Largest Tenant % of NRA,
c.	Third Largest Tenant % of NRA,
d.	Fourth Largest Tenant % of NRA and
e.	Fifth Largest Tenant % of NRA

of each related mortgaged property. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 21 of 21

37.	Using the “Cut-off Date Balance ($),” as shown on the Final Data File, we recalculated the “% of Loan Balance” of each Mortgage Loan (except for any Multiple Property Loan(s) and any Mortgage Loans in a Crossed Loan Group, which are described in the succeeding paragraph(s) of this Item) and Underlying Property associated with a Multiple Property Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For any Multiple Property Loan (except for any Multiple Property Loans in a Crossed Loan Group, which are described in the succeeding paragraph(s) of this Item), the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to show “<blank>” for the “% of Loan Balance” characteristic.

For any Mortgage Loan in a Crossed Loan Group, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to recalculate the ”% of Loan Balance” characteristic on an aggregate basis for those Mortgage Loans in the same Crossed Loan Group.

Exhibit 1 to Attachment A Page 1 of 2

Multiple Property Loan Calculation Methodologies

Multiple Property Loan	Characteristic	Methodology Provided by the Mortgage Loan Sellers

• Haimov Miami Portfolio • Fratelli Beretta Industrial Portfolio • Compass Storage National Portfolio 2.0 • Old Edwards Portfolio	Original Balance ($), Cut-off Date Balance ($) and Maturity/ARD Balance ($)	The “Original Balance ($),” “Cut-off Date Balance ($)” and “Maturity/ARD Balance ($)” of the Multiple Property Loan are allocated pro-rata to the respective Underlying Properties using the “Whole Loan Original Balance ($)” (as defined herein) allocations for the Underlying Properties that are stated in the applicable Data Source (as defined herein)

• 3 MHC Portfolio AL & TN • GBP Industrial Portfolio • North Atlanta Industrial Portfolio • Brightstar 1	Original Balance ($)	The “Original Balance ($)” of the Multiple Property Loan is allocated to the respective Underlying Properties using the “Original Balance ($)” allocations for the Underlying Properties that are stated in the applicable Source Document
• Brightstar 3	Cut-off Date Balance ($) and Maturity/ARD Balance ($)	The “Cut-off Date Balance ($)” and “Maturity/ARD Balance ($)” of the Multiple Property Loan are allocated pro-rata to the respective Underlying Properties using the “Original Balance ($)” allocations for the Underlying Properties that are stated in the applicable Source Document

• Cook MHC Portfolio	Original Balance ($), Cut-off Date Balance ($) and Maturity/ARD Balance ($)	The “Original Balance ($),” “Cut-off Date Balance ($)” and “Maturity/ARD Balance ($)” of the Multiple Property Loan are allocated pro-rata to the respective Underlying Properties using the “Appraised Value ($)” for each respective Underlying Property that is stated in the applicable Source Document

• NAP	Original Balance ($), Cut-off Date Balance ($) and Maturity/ARD Balance ($)

The “Original Balance ($),” “Cut-off Date Balance ($)” and “Maturity/ARD Balance ($)” of the Multiple Property Loan are allocated pro-rata to the respective Underlying Properties using the “Number of Units” for each respective Underlying Property that is stated in the applicable Source Document

Exhibit 1 to Attachment A Page 2 of 2

Multiple Property Loan	Characteristic	Methodology Provided by the Mortgage Loan Sellers
• NAP	Original Balance ($), Cut-off Date Balance ($) and Maturity/ARD Balance ($)

The “Original Balance ($),” “Cut-off Date Balance ($)” and “Maturity/ARD Balance ($)” of the Multiple Property Loan are allocated pro-rata to the respective Underlying Properties using the “Underwritten Net Operating Income ($)” for each respective Underlying Property that is stated in the applicable Source Document

• NAP	Original Balance ($), Cut-off Date Balance ($) and Maturity/ARD Balance ($)

The “Original Balance ($),” “Cut-off Date Balance ($)” and “Maturity/ARD Balance ($)” of the Multiple Property Loan are allocated pro-rata to the respective Underlying Properties using the total underwritten rent for each respective Underlying Property that is stated in the applicable Source Document

• NAP	Original Balance ($), Cut-off Date Balance ($) and Maturity/ARD Balance ($)

The applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to not allocate the “Original Balance ($),” “Cut-off Date Balance ($)” and “Maturity/ARD Balance ($)” of the Multiple Property Loan to the respective Underlying Properties and to use “<blank>” for each respective Underlying Property

• NAP	Original Balance ($), Cut-off Date Balance ($) and Maturity/ARD Balance ($)	The “Original Balance ($),” “Cut-off Date Balance ($)” and “Maturity/ARD Balance ($)” of the Multiple Property Loan are allocated pro-rata to the respective Underlying Properties using the release amount for each respective Underlying Property that is stated in the applicable Source Document

Note:	Certain capitalized terms in the “Characteristic” and “Methodology Provided by the Mortgage Loan Sellers” columns that have not previously been defined are defined in Attachment A or Exhibit 2 to Attachment A.

Exhibit 2 to Attachment A Page 1 of 34

Compared Characteristics and Source Documents

Property Information:

Characteristic	Source Document(s)

Address	Appraisal Report, Engineering Report, Phase I Environmental Report or Pro Forma Title Policy
City	Appraisal Report, Engineering Report, Phase I Environmental Report or USPS Internet Site
County	Appraisal Report, Engineering Report, Phase I Environmental Report or USPS Internet Site
State	Appraisal Report, Engineering Report or Phase I Environmental Report
Zip Code	Appraisal Report, Engineering Report, Phase I Environmental Report or USPS Internet Site
Property Type Code	Appraisal Report, Borrower Rent Roll, Underwritten Rent Roll or Engineering Report
General Property Type	Appraisal Report, Borrower Rent Roll, Underwritten Rent Roll or Engineering Report
Detailed Property Type	Appraisal Report, Borrower Rent Roll, Underwritten Rent Roll or Engineering Report
Unit of Measure	Borrower Rent Roll, Underwritten Rent Roll, Lease Agreement, Tenant Estoppel or Appraisal Report
Year Built	Appraisal Report, Engineering Report, Phase I Environmental Report or Historical Capital Expenditure Report
Year Renovated	Appraisal Report, Engineering Report or Phase I Environmental Report
Number of Units	Borrower Rent Roll, Underwritten Rent Roll, Lease Agreement, Tenant Estoppel, Appraisal Report or Underwriter’s Summary Report
Net Rentable Square Feet Number	Borrower Rent Roll, Underwritten Rent Roll, Lease Agreement, Tenant Estoppel, Appraisal Report or Underwriter’s Summary Report
Net Rentable Square Feet Securitization Number	Borrower Rent Roll, Underwritten Rent Roll, Lease Agreement, Tenant Estoppel, Appraisal Report or Underwriter’s Summary Report
Units Beds Rooms Number	Borrower Rent Roll, Underwritten Rent Roll, Lease Agreement, Tenant Estoppel, Appraisal Report or Underwriter’s Summary Report
Units Beds Rooms Securitization Number	Borrower Rent Roll, Underwritten Rent Roll, Lease Agreement, Tenant Estoppel, Appraisal Report or Underwriter’s Summary Report

Exhibit 2 to Attachment A Page 2 of 34

Property Information: (continued)

Characteristic	Source Document(s)

Leased Occupancy (%)	Borrower Rent Roll, Underwritten Rent Roll, Lease Agreement, Tenant Estoppel, Underwriter’s Summary Report, Occupancy Schedule or Appraisal Report
Occupancy Date	Borrower Rent Roll, Underwritten Rent Roll, Lease Agreement, Tenant Estoppel, Underwriter’s Summary Report, Occupancy Schedule or Appraisal Report
Master Lease (Y/N)	Loan Agreement, Loan Modification Agreement or Master Lease Agreement
Master Lease Details	Loan Agreement, Loan Modification Agreement or Master Lease Agreement
Property Manager	Management Agreement, Loan Agreement or Loan Modification Agreement
Hotel Franchise Flag	Franchise Agreement, STR Report, Franchise Comfort Letter or Membership Agreement
Franchise Agreement Expiration	Franchise Agreement, STR Report, Franchise Expiration Schedule, Franchise Comfort Letter, Franchise Agreement Review, Franchise Agreement Abstract, Franchise Agreement Amendment, Membership Agreement, Hotel Opening Letter or Appraisal Report

Third Party Information:

Characteristic	Source Document(s)

Appraised Value ($)	Appraisal Report or Portfolio Appraisal Report
Appraisal Date	Appraisal Report or Portfolio Appraisal Report
As-is Date of Valuation	Appraisal Report or Portfolio Appraisal Report
As-is Appraised Value	Appraisal Report or Portfolio Appraisal Report
Appraiser Designation	Appraisal Report or Portfolio Appraisal Report
Appraisal FIRREA (Y/N)	Appraisal Report or Portfolio Appraisal Report
Appraised CapRate (%)	Appraisal Report or Portfolio Appraisal Report
Valuation Source Securitization Code	Appraisal Report or Portfolio Appraisal Report
Engineering Report Date	Engineering Report
Environmental Phase I Report Date	Phase I Environmental Report
Environmental Report Type	Phase I Environmental Report
Phase II Recommended	Phase I Environmental Report
Phase II Performed	Phase II Environmental Report

Exhibit 2 to Attachment A Page 3 of 34

Third Party Information: (continued)

Characteristic	Source Document(s)

Environmental Phase II Report Date	Phase II Environmental Report
Seismic Report Date	Seismic Report
Seismic Zone	Seismic Report or Engineering Report
PML or SEL (%)	Seismic Report
Earthquake Insurance	Certificate of Property Insurance or Insurance Review Document
Environmental Insurance	Certificate of Environmental Insurance, Insurance Review Document or Certificate of Property Insurance
Blanket Insurance Policy (Y/N)	Certificate of Property Insurance or Insurance Review Document
Flood Zone	Flood Determination Document, Insurance Review Document, Appraisal Report or Engineering Report
Single Tenant (Y/N)	Borrower Rent Roll, Underwritten Rent Roll, Lease Agreement, Tenant Estoppel or Appraisal Report

Major Tenant Information:

Characteristic	Source Document(s)

Largest Tenant	Borrower Rent Roll, Underwritten Rent Roll, Lease Agreement or Tenant Estoppel
Largest Tenant SF	Borrower Rent Roll, Underwritten Rent Roll, Lease Agreement or Tenant Estoppel
Largest Tenant Lease Expiration Date	Borrower Rent Roll, Underwritten Rent Roll, Lease Agreement or Tenant Estoppel
Second Largest Tenant	Borrower Rent Roll, Underwritten Rent Roll, Lease Agreement or Tenant Estoppel
Second Largest Tenant SF	Borrower Rent Roll, Underwritten Rent Roll, Lease Agreement or Tenant Estoppel
Second Largest Tenant Lease Expiration Date	Borrower Rent Roll, Underwritten Rent Roll, Lease Agreement or Tenant Estoppel
Third Largest Tenant	Borrower Rent Roll, Underwritten Rent Roll, Lease Agreement or Tenant Estoppel
Third Largest Tenant SF	Borrower Rent Roll, Underwritten Rent Roll, Lease Agreement or Tenant Estoppel
Third Largest Tenant Lease Expiration Date	Borrower Rent Roll, Underwritten Rent Roll, Lease Agreement or Tenant Estoppel

Exhibit 2 to Attachment A Page 4 of 34

Major Tenant Information: (continued)

Characteristic	Source Document(s)

Fourth Largest Tenant	Borrower Rent Roll, Underwritten Rent Roll, Lease Agreement or Tenant Estoppel
Fourth Largest Tenant SF	Borrower Rent Roll, Underwritten Rent Roll, Lease Agreement or Tenant Estoppel
Fourth Largest Tenant Lease Expiration Date	Borrower Rent Roll, Underwritten Rent Roll, Lease Agreement or Tenant Estoppel
Fifth Largest Tenant	Borrower Rent Roll, Underwritten Rent Roll, Lease Agreement or Tenant Estoppel
Fifth Largest Tenant SF	Borrower Rent Roll, Underwritten Rent Roll, Lease Agreement or Tenant Estoppel
Fifth Largest Tenant Lease Expiration Date	Borrower Rent Roll, Underwritten Rent Roll, Lease Agreement or Tenant Estoppel

Underwriting Information:

Characteristic	Source Document(s)

Underwritten EGI ($)	Underwriter’s Summary Report
Underwritten Expenses ($)	Underwriter’s Summary Report
Underwritten Net Operating Income ($)	Underwriter’s Summary Report
Underwritten Replacement / FF&E Reserve ($)	Underwriter’s Summary Report
Underwritten TI / LC ($)	Underwriter’s Summary Report
Underwritten Net Cash Flow ($)	Underwriter’s Summary Report
Underwritten Economic Occupancy (%)	Underwriter’s Summary Report
Most Recent EGI ($)	Underwriter’s Summary Report
Most Recent Expenses ($)	Underwriter’s Summary Report
Most Recent NOI ($)	Underwriter’s Summary Report
Most Recent NOI Date	Underwriter’s Summary Report
Most Recent Description	Underwriter’s Summary Report
Second Most Recent EGI ($)	Underwriter’s Summary Report
Second Most Recent Expenses ($)	Underwriter’s Summary Report
Second Most Recent NOI ($)	Underwriter’s Summary Report
Second Most Recent NOI Date	Underwriter’s Summary Report
Second Most Recent Description	Underwriter’s Summary Report
Third Most Recent EGI ($)	Underwriter’s Summary Report
Third Most Recent Expenses ($)	Underwriter’s Summary Report
Third Most Recent NOI ($)	Underwriter’s Summary Report
Third Most Recent NOI Date	Underwriter’s Summary Report
Third Most Recent Description	Underwriter’s Summary Report

Exhibit 2 to Attachment A Page 5 of 34

Underwriting Information: (continued)

Characteristic	Source Document(s)

Fourth Most Recent Revenues	Underwriter’s Summary Report
Fourth Most Recent Total Expenses	Underwriter’s Summary Report
Fourth Most Recent NOI	Underwriter’s Summary Report
Fourth Most Recent NOI Date	Underwriter’s Summary Report
Fourth Most Recent Description	Underwriter’s Summary Report
Most Recent Occupancy	Underwriter’s Summary Report, Property Occupancy History Report, Underwritten Rent Roll or Borrower Rent Roll
Most Recent Occupancy Date	Underwriter’s Summary Report, Property Occupancy History Report, Underwritten Rent Roll or Borrower Rent Roll
Second Most Recent Occupancy	Underwriter’s Summary Report, Property Occupancy History Report, Underwritten Rent Roll or Borrower Rent Roll
Second Most Recent Occupancy Date	Underwriter’s Summary Report, Property Occupancy History Report, Underwritten Rent Roll or Borrower Rent Roll
Third Most Recent Occupancy	Underwriter’s Summary Report, Property Occupancy History Report, Underwritten Rent Roll or Borrower Rent Roll
Third Most Recent Occupancy Date	Underwriter’s Summary Report, Property Occupancy History Report, Underwritten Rent Roll or Borrower Rent Roll

Hotel Operating Information:

Characteristic	Source Document(s)

Third Most Recent Hotel Occupancy (%)	Underwriter’s Summary Report
Third Most Recent ADR ($)	Underwriter’s Summary Report
Third Most Recent RevPAR ($)	Underwriter’s Summary Report
Second Most Recent Hotel Occupancy (%)	Underwriter’s Summary Report
Second Most Recent ADR ($)	Underwriter’s Summary Report
Second Most Recent RevPAR ($)	Underwriter’s Summary Report
Most Recent Hotel Occupancy (%)	Underwriter’s Summary Report
Most Recent ADR ($)	Underwriter’s Summary Report
Most Recent RevPAR ($)	Underwriter’s Summary Report
Underwritten Hotel Occupancy (%)	Underwriter’s Summary Report
Underwritten ADR ($)	Underwriter’s Summary Report
Underwritten RevPAR ($)	Underwriter’s Summary Report

Exhibit 2 to Attachment A Page 6 of 34

Reserve and Escrow Information:

Characteristic	Source Document(s)

Monthly Replacement / FF&E Reserve ($)	Closing Statement, Loan Agreement, Loan Modification Agreement or Reserve Summary Schedule
Monthly TI/LC Reserve ($)	Closing Statement, Loan Agreement, Loan Modification Agreement or Reserve Summary Schedule
Monthly Envir. Reserve	Closing Statement, Loan Agreement, Loan Modification Agreement or Reserve Summary Schedule
Monthly RE Tax Reserve ($)	Closing Statement, Loan Agreement, Loan Modification Agreement or Reserve Summary Schedule
Monthly Insurance Reserve ($)	Closing Statement, Loan Agreement, Loan Modification Agreement, Reserve Summary Schedule or Underwriter’s Summary Report
Monthly Other Reserve ($)	Closing Statement, Loan Agreement, Loan Modification Agreement or Reserve Summary Schedule
Monthly Debt Service Reserve ($)	Closing Statement, Loan Agreement, Loan Modification Agreement or Reserve Summary Schedule
Replacement Reserve Caps ($)	Loan Agreement or Loan Modification Agreement
TI/LC Caps ($)	Loan Agreement or Loan Modification Agreement
Envir. Reserve Cap	Loan Agreement or Loan Modification Agreement
RE Tax Reserve Cap	Loan Agreement or Loan Modification Agreement
Insur. Reserve Cap	Loan Agreement or Loan Modification Agreement
Debt Service Reserve Cap ($)	Loan Agreement or Loan Modification Agreement
Other Reserve Cap ($)	Loan Agreement or Loan Modification Agreement
Upfront Replacement / PIP Reserve ($)	Closing Statement, Loan Agreement or Loan Modification Agreement
Upfront TI/LC Reserve ($)	Closing Statement, Loan Agreement or Loan Modification Agreement
Upfront Deferred Maintenance Reserve ($)	Closing Statement, Loan Agreement or Loan Modification Agreement
Upfront Envir. Reserve	Closing Statement, Loan Agreement or Loan Modification Agreement

Exhibit 2 to Attachment A Page 7 of 34

Reserve and Escrow Information: (continued)

Characteristic	Source Document(s)

Upfront RE Tax Reserve ($)	Closing Statement, Loan Agreement or Loan Modification Agreement
Upfront Insurance Reserve ($)	Closing Statement, Loan Agreement or Loan Modification Agreement
Upfront Debt Service Reserve ($)	Closing Statement, Loan Agreement or Loan Modification Agreement
Upfront Other Reserve ($)	Closing Statement, Loan Agreement or Loan Modification Agreement
Other Reserve Description	Closing Statement, Loan Agreement or Loan Modification Agreement
Capex Escrow Cash or LOC	Closing Statement, Loan Agreement or Loan Modification Agreement
TI/LC Reserve Cash or LOC	Closing Statement, Loan Agreement or Loan Modification Agreement
Envir. Escrow Cash or LOC	Closing Statement, Loan Agreement or Loan Modification Agreement
RE Tax Escrow Cash or LOC	Closing Statement, Loan Agreement or Loan Modification Agreement
Insurance Escrow Cash or LOC	Closing Statement, Loan Agreement or Loan Modification Agreement
Debt Service Reserve Cash or LOC	Closing Statement, Loan Agreement or Loan Modification Agreement
Other Reserve Cash or LOC	Closing Statement, Loan Agreement or Loan Modification Agreement
Interest on CapEx Reserve Goes to:	Loan Agreement or Loan Modification Agreement
Interest on TI/LC Reserve Goes to:	Loan Agreement or Loan Modification Agreement
Interest on Eng. Escrow Goes to:	Loan Agreement or Loan Modification Agreement
Interest on Envir. Reserve Goes to:	Loan Agreement or Loan Modification Agreement
Interest on Tax Reserve Goes to:	Loan Agreement or Loan Modification Agreement
Interest on Insurance Reserve Goes to:	Loan Agreement or Loan Modification Agreement
Interest on Debt Service Reserve Goes to:	Loan Agreement or Loan Modification Agreement
Interest on Other Reserve Goes to:	Loan Agreement or Loan Modification Agreement
Holdback	Closing Statement, Loan Agreement or Loan Modification Agreement
Holdback/ Earnout Amount ($)	Closing Statement, Loan Agreement or Loan Modification Agreement
Holdback/ Earnout Description	Closing Statement, Loan Agreement or Loan Modification Agreement

Exhibit 2 to Attachment A Page 8 of 34

Mortgage Loan Information:

Characteristic	Source Document(s)

Borrower Name	Promissory Note, Loan Agreement or Loan Modification Agreement
Delaware LLC or LP? (Yes/No)	Promissory Note, Loan Agreement or Loan Modification Agreement
Delaware Statutory Trust (Y/N)	Promissory Note, Loan Agreement or Loan Modification Agreement
SPE State	Promissory Note, Loan Agreement or Loan Modification Agreement
Mortgage Loan Originator	Promissory Note, Loan Agreement or Loan Modification Agreement
Non-Recourse Carveout Guarantor	Guaranty Agreement, Loan Agreement or Loan Modification Agreement
Original Balance ($)

For all Mortgage Loans:

• Promissory Note, Amended Promissory Note, Loan Agreement, Loan Modification Agreement or Allocated Loan Amount Schedule

For Underlying Properties associated with Multiple Property Loans:

• Multiple Property Loan calculation methodologies described on Exhibit 1 to Attachment A

Loan Structure Code	Promissory Note, Loan Agreement or Loan Modification Agreement
Interest Rate %	Promissory Note, Amended Promissory Note, Loan Agreement, Loan Modification Agreement, Client Provided Schedule or Planned Amortization Schedule
Report Period Interest Rate Percentage	Promissory Note, Amended Promissory Note, Loan Agreement, Loan Modification Agreement, Client Provided Schedule or Planned Amortization Schedule
Original Interest Rate Type Code	Promissory Note, Amended Promissory Note, Loan Agreement or Loan Modification Agreement
Monthly Debt Service (IO) ($)	Promissory Note, Amended Promissory Note, Loan Agreement or Loan Modification Agreement
Monthly Debt Service (P&I) ($)	Promissory Note, Amended Promissory Note, Loan Agreement or Loan Modification Agreement
Total Trust and Non-Trust Pari Passu Companion Loan Monthly Debt Service ($)	Promissory Note, Amended Promissory Note, Loan Agreement or Loan Modification Agreement
Amortization Type	Promissory Note, Amended Promissory Note, Loan Agreement or Loan Modification Agreement
Payment Type Code	Promissory Note, Amended Promissory Note, Loan Agreement or Loan Modification Agreement

Exhibit 2 to Attachment A Page 9 of 34

Mortgage Loan Information: (continued)

Characteristic	Source Document(s)

Payment Frequency Code	Promissory Note, Loan Agreement or Loan Modification Agreement
Interest Accrual Method	Promissory Note, Loan Agreement or Loan Modification Agreement
Interest Accrual Method Code	Promissory Note, Loan Agreement or Loan Modification Agreement
Interest Only Indicator	Promissory Note, Loan Agreement or Loan Modification Agreement
ARD Loan (Yes / No)	Promissory Note, Loan Agreement or Loan Modification Agreement
ARD Step Up (%)	Promissory Note, Loan Agreement or Loan Modification Agreement
Post-ARD Hyper Am? (Yes/No)	Promissory Note, Loan Agreement or Loan Modification Agreement
Maturity Date or Anticipated Repayment Date	Promissory Note, Amended Promissory Note, Loan Agreement or Loan Modification Agreement
Hyper Amortizing Date	Promissory Note, Amended Promissory Note, Loan Agreement or Loan Modification Agreement
Final Maturity Date	Promissory Note, Amended Promissory Note, Loan Agreement or Loan Modification Agreement
Payment Due Date	Promissory Note, Loan Agreement or Loan Modification Agreement
First Payment Date	Promissory Note, Loan Agreement or Loan Modification Agreement
First P&I Payment Date	Promissory Note, Loan Agreement or Loan Modification Agreement
Grace Period - Default (Days)	Promissory Note, Loan Agreement or Loan Modification Agreement
Grace Period - Late Fee (Days)	Promissory Note, Loan Agreement or Loan Modification Agreement
Origination Date	Promissory Note, Loan Agreement or Loan Modification Agreement
Lockbox (Y/N)	Promissory Note, Cash Management Agreement, Loan Agreement, Loan Modification Agreement or Clearing Account Agreement
Lockbox Trigger	Promissory Note, Cash Management Agreement, Loan Agreement, Loan Modification Agreement or Clearing Account Agreement
Lockbox Type	Promissory Note, Cash Management Agreement, Loan Agreement, Loan Modification Agreement or Clearing Account Agreement

Exhibit 2 to Attachment A Page 10 of 34

Mortgage Loan Information: (continued)

Characteristic	Source Document(s)

Lockbox In-place	Promissory Note, Cash Management Agreement, Loan Agreement, Loan Modification Agreement or Clearing Account Agreement
Cash Management	Promissory Note, Cash Management Agreement, Loan Agreement, Loan Modification Agreement or Clearing Account Agreement
Excess Cash Trap Triggered by DSCR and/or Debt Yield Test (Y/N)	Promissory Note, Cash Management Agreement, Loan Agreement, Loan Modification Agreement or Clearing Account Agreement
Tenant Specific Excess Cash Trap Trigger (Y/N)	Promissory Note, Cash Management Agreement, Loan Agreement, Loan Modification Agreement or Clearing Account Agreement
Partial Release Permitted (Y/N)	Promissory Note, Loan Agreement or Loan Modification Agreement
Partial Release Provisions	Promissory Note, Loan Agreement or Loan Modification Agreement
Single Purpose Entity (Yes/No)	Promissory Note, Loan Agreement or Loan Modification Agreement
Number of Independent Directors	Promissory Note, Loan Agreement, Loan Modification Agreement or Borrower’s Certificate and Agreement
Ownership Interest	Final Title Policy, Marked Title Commitment, Pro Forma Title Policy, Mortgage/Deed of Trust or Title Policy Commitment
Lien Position Securitization Code	Final Title Policy, Marked Title Commitment, Pro Forma Title Policy or Title Policy Commitment
Annual Ground Lease Payment as of the Cut-off Date ($)	Ground Lease, Ground Lease Estoppel, Ground Lease Abstract, Ground Rent Schedule, Appraisal Report, Underwriter’s Summary Report or PILOT Agreement
Annual Ground Rent Increases (Y/N)	Ground Lease, Ground Lease Estoppel, Ground Lease Abstract, Ground Rent Schedule, Appraisal Report, Underwriter’s Summary Report or PILOT Agreement
Ground Lease Expiration Date	Ground Lease, Ground Lease Estoppel, Ground Lease Abstract, Ground Rent Schedule, Appraisal Report, Underwriter’s Summary Report or PILOT Agreement
Ground Lease Fully Extended Expiration	Ground Lease, Ground Lease Estoppel, Ground Lease Abstract, Ground Rent Schedule, Appraisal Report, Underwriter’s Summary Report or PILOT Agreement

Exhibit 2 to Attachment A Page 11 of 34

Mortgage Loan Information: (continued)

Characteristic	Source Document(s)

Ground Lease Extension Terms	Ground Lease, Ground Lease Estoppel, Ground Lease Abstract, Ground Rent Schedule, Appraisal Report, Underwriter’s Summary Report or PILOT Agreement
Crossed Group	Promissory Note, Loan Agreement, Loan Modification Agreement or Cross Collateralization Agreement
Letter of Credit	Letter of Credit, Loan Agreement or Loan Modification Agreement
Description of LOC	Letter of Credit, Loan Agreement or Loan Modification Agreement
Counterparty of LOCs	Letter of Credit, Loan Agreement or Loan Modification Agreement
Condominium Present?	Promissory Note, Loan Agreement, Loan Modification Agreement, Condominium Declaration or Condominium Agreement
Non Consolidation Opinion (Yes/No)	Non-Consolidation Opinion, Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Tenants-in-common (Y/N)	Promissory Note, Loan Agreement or Loan Modification Agreement
TIC Borrower? (Yes/No)	Promissory Note, Loan Agreement or Loan Modification Agreement
Mortgage Assumable?	Loan Agreement or Loan Modification Agreement
Assumption Fee	Loan Agreement or Loan Modification Agreement
Previous Securitization	Bloomberg Screenshot, Trepp Summary Report or Trepp Screenshot

Prepayment Information:

Characteristic	Source Document(s)

Lockout End Date	Promissory Note, Loan Agreement or Loan Modification Agreement
Prepayment Lockout/Defeasance End Date (AL)	Promissory Note, Loan Agreement or Loan Modification Agreement
Prepayment / Defeasance End Date	Promissory Note, Loan Agreement or Loan Modification Agreement
Yield Maint. End Date	Promissory Note, Loan Agreement or Loan Modification Agreement
Prepayment Premiums End Date	Promissory Note, Loan Agreement or Loan Modification Agreement

Exhibit 2 to Attachment A Page 12 of 34

Prepayment Information: (continued)

Characteristic	Source Document(s)

Defeasance Option Start Date	Promissory Note, Loan Agreement or Loan Modification Agreement
Original Lockout	Promissory Note, Loan Agreement or Loan Modification Agreement
Call Protection Description	Promissory Note, Loan Agreement or Loan Modification Agreement
Yield Maint. Allowed	Promissory Note, Loan Agreement or Loan Modification Agreement
Yield Maint. Provision	Promissory Note, Loan Agreement or Loan Modification Agreement
Defeasance Summary	Promissory Note, Loan Agreement or Loan Modification Agreement
Defeasance Allowed	Promissory Note, Loan Agreement or Loan Modification Agreement
Remaining Defeasance Payments	Promissory Note, Loan Agreement or Loan Modification Agreement
Remaining Yield Maintenance Payments	Promissory Note, Loan Agreement or Loan Modification Agreement
Open Payments	Promissory Note, Loan Agreement or Loan Modification Agreement
Prepayment Provision	Promissory Note, Loan Agreement or Loan Modification Agreement
Prepayment / Defeasance Begin Date	Promissory Note, Loan Agreement or Loan Modification Agreement
Open Period Begin Date	Promissory Note, Loan Agreement or Loan Modification Agreement
Yield Maintenance Index	Promissory Note, Loan Agreement or Loan Modification Agreement
Yield Maintenance Discount	Promissory Note, Loan Agreement or Loan Modification Agreement
Yield Maintenance Margin	Promissory Note, Loan Agreement or Loan Modification Agreement
Yield Maintenance Calculation Method	Promissory Note, Loan Agreement or Loan Modification Agreement
YM Discount Rate Compounding	Promissory Note, Loan Agreement or Loan Modification Agreement
YM Discount Cash Flows To	Promissory Note, Loan Agreement or Loan Modification Agreement
YM Treasury Compounding (Int Diff Only)	Promissory Note, Loan Agreement or Loan Modification Agreement
Prepayment Premium Indicator	Promissory Note, Loan Agreement or Loan Modification Agreement

Exhibit 2 to Attachment A Page 13 of 34

Additional Debt Information:

Characteristic	Source Document(s)

Additional Debt Exist (Y/N)	Promissory Note, Amended Promissory Note, Loan Agreement, Loan Modification Agreement or Secondary Financing Documents
Additional Debt Type(s)	Promissory Note, Amended Promissory Note, Loan Agreement, Loan Modification Agreement or Secondary Financing Documents
Subordinate Companion Loan Original Balance ($)	Promissory Note, Amended Promissory Note, Loan Agreement, Loan Modification Agreement or Secondary Financing Documents
Subordinate Companion Loan Interest Rate	Promissory Note, Amended Promissory Note, Loan Agreement, Loan Modification Agreement, Secondary Financing Documents or Client Provided Schedule
Subordinate Companion Loan Annual Payment	Promissory Note, Amended Promissory Note, Loan Agreement, Loan Modification Agreement or Secondary Financing Documents
Mezzanine Debt Original Balance ($)	Promissory Note, Loan Agreement, Loan Modification Agreement or Secondary Financing Documents
Mezzanine Debt Interest Rate (%)	Promissory Note, Loan Agreement, Loan Modification Agreement or Secondary Financing Documents
Mezzanine Debt Monthly Debt Service	Promissory Note, Loan Agreement, Loan Modification Agreement or Secondary Financing Documents
Whole Loan Monthly Debt Service ($)	Promissory Note, Loan Agreement or Loan Modification Agreement
Future Additional Debt Permitted (Y/N)	Promissory Note, Loan Agreement or Loan Modification Agreement
Future Debt Permitted Type	Promissory Note, Loan Agreement or Loan Modification Agreement

Exhibit 2 to Attachment A Page 14 of 34

Sources Information:

Characteristic	Source Document(s)

Loan Amount ($)	Closing Statement, Loan Agreement or Loan Modification Agreement
Subordinate Debt ($)	Promissory Note, Loan Agreement, Loan Modification Agreement or Secondary Financing Documents
Other Sources ($)	Closing Statement

Uses Information:

Characteristic	Source Document(s)

Loan Payoff ($)	Closing Statement
Purchase Price ($)	Closing Statement, Appraisal Report or Purchase and Sale Agreement
Closing Costs ($)	Closing Statement
Reserves ($)	Closing Statement, Loan Agreement or Loan Modification Agreement
Other Uses ($)	Closing Statement or Interest Purchase Agreement

Exhibit 2 to Attachment A Page 15 of 34

Notes:

1.	For the purpose of comparing the “Address,” “City” and “State” characteristics, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to ignore differences that are due to standard postal abbreviations.

2.	For the purpose of comparing the:
a.	Property Type Code,
b.	Valuation Source Securitization Code,
c.	Loan Structure Code,
d.	Original Interest Rate Type Code,
e.	Payment Type Code,
f.	Payment Frequency Code,
g.	Interest Accrual Method Code and
h.	Lien Position Securitization Code

characteristics, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use the applicable Source Document(s) listed for each characteristic and the corresponding information relating to such characteristic that is contained in the EDGAR ABS XML Technical Specification Document.

3.	For the purpose of comparing the “General Property Type” and “Property Type Code” characteristics, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use the property type that accounts for the majority of the mortgaged property’s base rent (except for any mortgaged property described in the succeeding paragraph(s) of this Note), as shown in the applicable Source Document(s).

With respect to any mortgaged property listed in the table below, each of which is secured by more than one property type, as shown in the applicable Source Document(s), the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “Mixed Use” for the “General Property Type” characteristic and “MU” for the “Property Type Code” characteristic.

Mortgaged Property

20 West 47th Street
524 West 41st Street
39 NE 1st Avenue
Project Embassy

Exhibit 2 to Attachment A Page 16 of 34

4.	The Mortgage Loan Sellers, on behalf of the Depositor, instructed us to only perform procedures on the “Net Rentable Square Feet Number” and “Net Rentable Square Feet Securitization Number” characteristics for any mortgaged property on the Combined Data File with the “Unit of Measure” characteristic as “SF.” For any mortgaged property on the Combined Data File that does not have the “Unit of Measure” characteristic as “SF,” the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use “<blank>” for the “Net Rentable Square Feet Number” and “Net Rentable Square Feet Securitization Number” characteristics.

The Mortgage Loan Sellers, on behalf of the Depositor, instructed us to only perform procedures on the “Units Beds Rooms Number” and “Units Beds Rooms Securitization Number” characteristics for any mortgaged property on the Combined Data File that:

a.	Does not have the “Unit of Measure” characteristic as “SF” or
b.	Has the “General Property Type” characteristic as “Self Storage.”

For any mortgaged property on the Combined Data File with the “Unit of Measure” characteristic as “SF” (except for any mortgaged property on the Combined Data File for which b. above applies), the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use “<blank>” for the “Units Beds Rooms Number” and “Units Beds Rooms Securitization Number” characteristics.

5.	For any mortgaged property on the Combined Data File with the “Single Tenant (Y/N)” characteristic as “Yes,” the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the “Origination Date” of the related Mortgage Loan, as shown on the Combined Data File, for the “Occupancy Date” characteristic.

For the purpose of comparing the “Occupancy Date” characteristic, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the last day of the applicable month if the applicable Source Document(s) only indicated the month and year.

6.	For any mortgaged property on the Combined Data File that does not have “As Is” for the “Appraised Value Type” characteristic, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the corresponding appraised value and date associated with such appraised value type, as shown in the applicable Source Document(s), for the “Appraised Value ($)” and “Appraisal Date” characteristics, respectively.

Exhibit 2 to Attachment A Page 17 of 34
7.	For the purpose of comparing the “Phase II Performed” characteristic, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use:
a.	“No” if the “Phase II Recommended” characteristic on the Combined Data File is “No,”
b.	“No” if the “Phase II Recommended” characteristic on the Combined Data File is “Yes” and there is not a phase II environmental report Source Document in the related loan file,
c.	“Yes” if the “Phase II Recommended” characteristic on the Combined Data File is “Yes” and there is a phase II environmental report Source Document in the related loan file and
d.	“Yes” if the “Phase II Recommended” characteristic on the Combined Data File is “No” and there is a phase II environmental report Source Document in the related loan file.

For the purpose of comparing the “Environmental Phase II Report Date” characteristic, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use “NAP” if the “Phase II Performed” characteristic on the Combined Data File is “No” and the related loan file did not contain a phase II environmental report Source Document.

8.	The Mortgage Loan Sellers, on behalf of the Depositor, instructed us to perform procedures on the:
a.	Seismic Report Date,
b.	Seismic Zone and
c.	PML or SEL (%)

characteristics only for mortgaged properties (if any) that contain a seismic report Source Document in the related loan file.

For any mortgaged property on the Combined Data File that does not contain a seismic report Source Document in the related loan file, the Mortgage Loan Sellers, on behalf of the Depositor instructed us to use “NAP” for each of the characteristics listed in a. through c. above.

9.	For the purpose of comparing the “Earthquake Insurance,” “Environmental Insurance” and “Blanket Insurance Policy (Y/N)” characteristics, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use the applicable Source Document(s) even if such Source Document(s) expired prior to the Cut-off Date.

10.	For the purpose of comparing the “Earthquake Insurance” characteristic, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use “Yes” if the certificate of property insurance or insurance review document Source Document indicates that earthquake insurance is in place. The Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use “No” for the “Earthquake Insurance” characteristic, if the certificate of property insurance or insurance review document Source Document indicates that there is no earthquake insurance in place.

Exhibit 2 to Attachment A Page 18 of 34

11.	For the purpose of comparing the “Environmental Insurance” characteristic, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use “Yes” if there is a certificate of environmental insurance, certificate of property insurance or insurance review document Source Document in the related loan file which indicates that environmental insurance is in place.

12.	For the purpose of comparing the “Flood Zone” characteristic, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use the applicable flood zone, as shown in the applicable Source Document(s), only for those mortgaged properties (if any) which are located in flood zones with at least a 1% annual chance of flooding, as shown in the applicable Source Document(s). If the applicable Source Document(s) indicate the mortgaged property is located in a flood zone with less than a 1% annual chance of flooding, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “No” for the “Flood Zone” characteristic.

13.	For the purpose of comparing the “Major Tenant Information” characteristics, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to consider the tenant that pays the higher underwritten monthly rent as the larger tenant for tenants with the same square footage, as shown in the applicable Source Document(s). Furthermore, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to consider the tenant that has the later lease expiration date as the larger tenant for tenants with the same square footage and underwritten monthly rent, as shown in the applicable Source Document(s).

For the purpose of comparing the “Major Tenant Information” characteristics, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to combine multiple spaces leased by the same tenant, and for those tenants with multiple lease expirations, to use the earliest lease expiration date, as shown in the applicable Source Document(s).

14.	For the purpose of comparing the “Major Tenant Information” characteristics related to lease expiration dates, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to:
a.	Use the last day of the applicable month if the applicable Source Document(s) only showed the month and year of expiration and
b.	Use “MTM” for any tenant for which the lease expiration date shown in the applicable Source Document(s) occurs prior to the Cut-off Date.

15.	For the purpose of comparing the “Underwriting Information” characteristics that are expressed as dollar values, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to ignore differences of +/- $3 or less.

Exhibit 2 to Attachment A Page 19 of 34

16.	The Mortgage Loan Sellers, on behalf of the Depositor, instructed us to perform procedures on the:
a.	Most Recent Occupancy,
b.	Most Recent Occupancy Date,
c.	Second Most Recent Occupancy,
d.	Second Most Recent Occupancy Date,
e.	Third Most Recent Occupancy and
f.	Third Most Recent Occupancy Date

characteristics only for the Mortgage Loans with the “Loan ID Number” characteristic on the Combined Data File less than “16” (each, a “Top Fifteen Mortgage Loan”) and any Underlying Property securing a Top Fifteen Mortgage Loan.

17.	The Mortgage Loan Sellers, on behalf of the Depositor, instructed us to only perform procedures on the “Hotel Operating Information” characteristics for any Mortgage Loan or Underlying Property on the Combined Data File with the “General Property Type” characteristic as “Hospitality” (each, a “Hospitality Property”). For any Mortgage Loan or Underlying Property on the Combined Data File that is not a Hospitality Property, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “NAP” for the “Hotel Operating Information” characteristics.

18.	For the purpose of comparing the “Reserve and Escrow Information” characteristics related to monthly reserves, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to:
a.	Use the monthly amounts, as shown in the applicable Source Document(s), if the related upfront reserve amounts, as shown in the applicable Source Document(s), were less than any related reserve cap amounts, as shown in the applicable Source Document(s), and
b.	Use “Springing” if the related upfront reserve amounts, as shown in the applicable Source Document(s), were equal to or greater than any related reserve cap amounts, as shown in the applicable Source Document(s).

Additionally, for any of the “Reserve and Escrow Information” characteristics related to monthly reserves with the value on the Combined Data File as “Springing,” we performed no procedures to determine if any balance in the related reserve account as of the Cut-off Date is equal to or greater than any related reserve cap amounts, as shown in the applicable Source Document(s).

Exhibit 2 to Attachment A Page 20 of 34

19.	For the purpose of comparing the “Reserve and Escrow Information” characteristics related to reserve caps, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use the reserve cap amounts that are shown in the applicable Source Document(s) regardless of whether there are any stipulations that have suspended or may potentially suspend the related reserve cap.

20.	For the purpose of comparing the “Reserve and Escrow Information” characteristics related to escrow cash or LOC, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use either “Cash,” “Both” or “LOC” (based on the information described in the applicable Source Document(s)) if there is a related upfront reserve in place and to use “<blank>” if there is no related upfront reserve in place.

21.	The applicable Mortgage Loan Seller(s), on behalf of the Depositor, indicated that any Mortgage Loan listed in Table A1 (each, a “Pari Passu Mortgage Loan”) is comprised of one or more portions of a mortgage whole loan (each, a “Whole Loan”) which also has one or more pari-passu components that will not be assets of the Issuing Entity (each, a “Companion Loan”). Additionally, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, indicated that, with respect to any Pari Passu Mortgage Loan with the “Subordinate Companion Loan Original Balance ($)” characteristic greater than zero, as shown on the Combined Data File (each, a “Pari Passu Mortgage Loan With Subordinate Secured Debt”), the related Whole Loan also has one or more subordinate secured notes that will not be assets of the Issuing Entity (each, a “Subordinate Companion Loan”).

For each Whole Loan listed in Table A1, the applicable Source Document(s) or other schedule provided by the applicable Mortgage Loan Seller(s), on behalf of the Depositor (each, a “Client Provided Schedule,” together with the Source Document(s), the “Data Sources”), listed in the “Data Source(s)” column of Table A1 indicates that the Whole Loan was split into multiple components which are pari-passu with each other, and also, with respect to any Pari Passu Mortgage Loan With Subordinate Secured Debt, one or more components that are subordinate in right of payment to the related Mortgage Loan and Companion Loan(s).

Exhibit 2 to Attachment A Page 21 of 34

21. (continued)

Table A1:
Whole Loan	Mortgage Loan, Companion Loan(s) and Subordinate Companion Loan(s)	Original Component Balances	Data Source(s)

Haimov Miami Portfolio	Mortgage Loan Companion Loan(s)	$8,500,000 $20,000,000	Loan Modification Agreement and Amended Promissory Notes

Fairfield Times Square	Mortgage Loan Companion Loan(s)	$15,000,000 $65,000,000	Client Provided Schedule

Old Edwards Portfolio	Mortgage Loan Companion Loan(s)	$20,000,000 $115,000,000	Client Provided Schedule

Fratelli Beretta Industrial Portfolio	Mortgage Loan Companion Loan(s)	$26,000,000 $69,000,000	Loan Modification Agreement

Compass Storage National Portfolio 2.0	Mortgage Loan Companion Loan(s)	$30,000,000 $89,400,000	Client Provided Schedule

20 West 47th Street	Mortgage Loan Companion Loan(s)	$50,000,000 $19,900,000	Loan Agreement and Promissory Notes

Clackamas Town Center	Mortgage Loan Companion Loan(s)	$97,000,000 $28,000,000	Loan Agreement and Promissory Notes

111 Congress	Mortgage Loan Companion Loan(s)	$80,000,000 $56,500,000	Loan Agreement and Promissory Notes

Hilton Beachfront Resort & Spa Hilton Head Island	Mortgage Loan Companion Loan(s)	$55,000,000 $24,000,000	Loan Agreement and Promissory Notes

Project Embassy	Mortgage Loan Companion Loan(s)	$30,000,000 $130,000,000	Client Provided Schedule

Mall at Prince George's	Mortgage Loan Companion Loan(s)	$17,000,000 $83,000,000	Loan Agreement and Promissory Notes

The Assembly	Mortgage Loan Companion Loan(s)	$97,500,000 $74,701,250	Client Provided Schedule

Summit Mall	Mortgage Loan Companion Loan(s)	$18,000,000 $52,000,000	Loan Agreement and Promissory Notes

Sanctuary at Winterlakes	Mortgage Loan Companion Loan(s)	$10,000,000 $28,800,000	Client Provided Schedule

For the avoidance of doubt, all references herein to the Companion Loan(s) do not include any Subordinate Companion Loan(s).

For the purpose of comparing the “Original Balance ($)” characteristic for any Pari Passu Mortgage Loan, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the information in the ”Original Component Balances” column of Table A1 that is associated with the “Mortgage Loan” component(s) of each Whole Loan that is listed in the “Mortgage Loan, Companion Loan(s) and Subordinate Companion Loan(s)” column of Table A1.

Exhibit 2 to Attachment A Page 22 of 34

21. (continued)

For the purpose of comparing the “Monthly Debt Service (P&I) ($)” characteristic for any Pari Passu Mortgage Loan with “Interest Only, Amortizing Balloon” or “Interest Only, Amortizing Balloon – ARD” as the “Amortization Type,” as shown on the Combined Data File (each, a “Partial IO Pari Passu Mortgage Loan”), the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the pro-rata portion of the monthly debt service following the expiration of the “Original Interest-Only Period (Mos.)” (as defined herein) for the related Whole Loan that is shown in the applicable Data Source(s), based on the ratio of the “Original Balance ($),” as shown on the Combined Data File, to the “Whole Loan Original Balance ($),” as shown on the Combined Data File.

For the purpose of comparing the “Total Trust and Non-Trust Pari Passu Companion Loan Monthly Debt Service ($)” characteristic for any Partial IO Pari Passu Mortgage Loan, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the pro-rata portion of the monthly debt service following the expiration of the “Original Interest-Only Period (Mos.)” for the related Whole Loan that is shown in the applicable Data Source(s), based on the ratio of the sum of the “Original Balance ($)” and “Original Balance Pari Passu (Non-Trust),” as shown on the Combined Data File, to the “Whole Loan Original Balance ($),” as shown on the Combined Data File.

For the purpose of comparing the “Total Trust and Non-Trust Pari Passu Companion Loan Monthly Debt Service ($)” characteristic for any Pari Passu Mortgage Loan with “Interest Only” or “Interest Only – ARD” as the “Amortization Type,” as shown on the Combined Data File (each, an “Interest Only Pari Passu Mortgage Loan”), and which also has the “Interest Accrual Method” characteristic as “Actual/360” on the Combined Data File, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to recalculate the “Total Trust and Non-Trust Pari Passu Companion Loan Monthly Debt Service ($)” as 1/12th of the product, rounded to two decimal places, of:

a.	The sum of:
i.	The “Original Balance ($),” as shown on the Combined Data File, and
ii.	The “Original Balance Pari Passu (Non-Trust),” as shown on the Combined Data File,
b.	The respective interest rate(s) for the Mortgage Loan and related Companion Loan(s), as shown in the applicable Data Source(s), and
c.	365/360.

Exhibit 2 to Attachment A Page 23 of 34

21. (continued)

For the purpose of comparing the “Monthly Debt Service (P&I) ($)” characteristic for any Pari Passu Mortgage Loan with “Amortizing Balloon,” “Amortizing Balloon – ARD” or “Fully Amortizing” as the “Amortization Type,” as shown on the Combined Data File (each, an “Amortizing Pari Passu Mortgage Loan”), the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the pro-rata portion of the monthly debt service for the related Whole Loan that is shown in the applicable Data Source(s), based on the ratio of the “Original Balance ($),” as shown on the Combined Data File, to the “Whole Loan Original Balance ($),” as shown on the Combined Data File.

For the purpose of comparing the “Total Trust and Non-Trust Pari Passu Companion Loan Monthly Debt Service ($)” characteristic for any Amortizing Pari Passu Mortgage Loan, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the pro-rata portion of the monthly debt service for the related Whole Loan that is shown in the applicable Data Source(s), based on the ratio of the sum of the “Original Balance ($)” and “Original Balance Pari Passu (Non-Trust),” as shown on the Combined Data File, to the “Whole Loan Original Balance ($),” as shown on the Combined Data File.

For any Mortgage Loan that is not a Pari Passu Mortgage Loan, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “NAP” for the “Total Trust and Non-Trust Pari Passu Companion Loan Monthly Debt Service ($)” characteristic.

22.	For the purpose of comparing the “Interest Rate %,” “Report Period Interest Rate Percentage” and “Subordinate Companion Loan Interest Rate” characteristics for any Mortgage Loan that allows for componentization, as described in the applicable Source Document(s), the Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to assume that no componentization has occurred, unless component interest rate(s) are defined in the applicable Data Source(s).

Exhibit 2 to Attachment A Page 24 of 34

23.	For the purpose of comparing the “Monthly Debt Service (IO) ($)” characteristic for any Mortgage Loan on the Combined Data File with the “Amortization Type” characteristic:
a.	As “Interest Only” or “Interest Only – ARD” (each, an “Interest Only Loan”) or
b.	As “Interest Only, Amortizing Balloon” or “Interest Only, Amortizing Balloon - ARD” (each, a “Partial IO Loan”),

and which also has the “Interest Accrual Method” characteristic as “Actual/360” on the Combined Data File, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to recalculate the “Monthly Debt Service (IO) ($)” characteristic as 1/12th of the product, rounded to two decimal places, of:

i.	The “Original Balance ($),” as shown on the Combined Data File,
ii.	The “Interest Rate %,” as shown on the Combined Data File, and
iii.	365/360.

For any Mortgage Loan on the Combined Data File with the “Amortization Type” characteristic as “Amortizing Balloon,” “Amortizing Balloon - ARD” or “Fully Amortizing” (each, an “Amortizing Loan”), the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “NAP” for the “Monthly Debt Service (IO) ($)” characteristic.

For the purpose of comparing the “Monthly Debt Service (P&I) ($)” characteristic for any Partial IO Loan (except for any Partial IO Pari Passu Mortgage Loan(s), which are described herein), the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the monthly debt service amount following the expiration of the “Original Interest-Only Period (Mos.),” as shown in the applicable Source Document(s).

For any Interest Only Loan, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “NAP” for the “Monthly Debt Service (P&I) ($)” characteristic.

24.	For the purpose of comparing the “Interest Only Indicator” characteristic, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use “true” for any Interest Only Loan or Partial IO Loan. For any Mortgage Loan that is not an Interest Only Loan or Partial IO Loan, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use “false” for the “Interest Only Indicator” characteristic.

25.	For the purpose of comparing the “Maturity Date or Anticipated Repayment Date” characteristic for any Mortgage Loan on the Combined Data File with the “ARD Loan (Yes / No)” characteristic as “Yes,” the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the anticipated repayment date, as shown in the applicable Source Document(s).

Exhibit 2 to Attachment A Page 25 of 34

26.	For the purpose of comparing the “First Payment Date” characteristic for any Mortgage Loan on the Combined Data File where the applicable Source Document(s) do not define the first due date (except for any Additional Interest Period Loan(s) (as defined herein), which are described in the succeeding paragraph(s) of this Note), the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to assume that the “First Payment Date” is the “Payment Due Date” related to the first full interest accrual period, as shown in the applicable Source Document(s).

With respect to any Mortgage Loan(s) listed in the table below (each, an ”Additional Interest Period Loan”), the related Source Document(s) indicate that the “Payment Due Date” after the end of the first full interest accrual period will occur in the second month following the Cut-off Date. For the purpose of comparing the “First Payment Date” characteristic for any Additional Interest Period Loan(s), the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the “Payment Due Date“ occurring in the month after the Cut-off Date and indicated that an interest-only payment will be remitted to the Issuing Entity on such date in an amount equal to the applicable interest due for such Additional Interest Period Loan for the interest accrual period, as described in the related Source Document(s), that would have been applicable for such payment if a payment had been due on such date.

Mortgage Loan

NAP

For the purpose of comparing the “First P&I Payment Date” characteristic, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to:

a.	Use the “First Payment Date,” as shown on the Combined Data File, for any Amortizing Loan that is not an Additional Interest Period Loan,
b.	Use the first “Payment Due Date” that a monthly payment of principal and interest is due, as described in the Source Document(s), for any Amortizing Loan that is also an Additional Interest Period Loan,
c.	Use the first “Payment Due Date” following the expiration of the “Original Interest-Only Period (Mos.)” for any Partial IO Loan and
d.	Use “NAP” for any Interest Only Loan.

27.	For the purpose of comparing the “Lockbox Type” and “Cash Management” characteristics, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use the descriptions included in the Draft Preliminary Prospectus.

28.	For the purpose of comparing the “Annual Ground Lease Payment as of the Cut-off Date ($)” characteristic, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to take the sum of the first 12 monthly ground lease payments following the Cut-off Date shown in the applicable Source Document(s) if the applicable Source Document(s) do not show an annual ground lease payment.

Exhibit 2 to Attachment A Page 26 of 34
29.	For the purpose of comparing the “Previous Securitization” characteristic for any Mortgage Loan that the applicable Mortgage Loan Seller(s), on behalf of the Depositor, indicated was included in a previous securitization, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, provided a Trepp summary report Source Document, a previous securitization history Bloomberg screenshot (“Bloomberg Screenshot”) or a Trepp mortgage loan transaction summary screenshot (“Trepp Screenshot”) which contains the previous securitization history for such Mortgage Loan. We performed no procedures to determine if any Mortgage Loan for which we were not provided a Trepp summary report Source Document, Bloomberg Screenshot Source Document or Trepp Screenshot Source Document relating to the previous securitization history for such Mortgage Loan was included in a previous securitization.

30.	For the purpose of comparing the “Lockout End Date” characteristic, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use the day prior to the first “Payment Due Date” in the defeasance period for any Mortgage Loan that allows for defeasance following a lockout period and the day prior to the first “Payment Due Date” in the prepayment penalty period for any Mortgage Loan that can be prepaid with a prepayment penalty following a lockout period, as shown in the applicable Source Document(s). For any Mortgage Loan that allows for both defeasance and prepayment with a prepayment penalty following a lockout period, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the earlier of the dates described in the preceding sentence for the purpose of comparing the “Lockout End Date” characteristic.

For the purpose of comparing the “Prepayment Lockout/Defeasance End Date (AL)” characteristic, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use the day prior to the first “Payment Due Date” in the open period for any Mortgage Loan that allows for defeasance and the day prior to the first “Payment Due Date” in the prepayment penalty period for any Mortgage Loan that can be prepaid with a prepayment penalty following a lockout period, as shown in the applicable Source Document(s). For any Mortgage Loan that allows for both defeasance and prepayment with a prepayment penalty following a lockout period, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the earlier of the dates described in the preceding sentence for the purpose of comparing the “Prepayment Lockout/Defeasance End Date (AL)” characteristic.

For any Mortgage Loan for which there is no lockout period (each, a “Mortgage Loan With No Lockout Period”), the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “NAP” for the “Lockout End Date,” “Prepayment Lockout/Defeasance End Date (AL)” and “Original Lockout” characteristics.

Exhibit 2 to Attachment A Page 27 of 34

30. (continued)

For the purpose of comparing the “Prepayment / Defeasance End Date” characteristic for any Mortgage Loan that allows for defeasance and the ”Prepayment / Defeasance End Date” and “Prepayment Premiums End Date” characteristics for any Mortgage Loan that can be prepaid with a prepayment penalty, the Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the day prior to the first “Payment Due Date” in the open period, as shown in the applicable Source Document(s). For any Mortgage Loan that cannot be prepaid with a prepayment penalty, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “<blank>” for the “Prepayment Premiums End Date” characteristic.

For the purpose of comparing the “Yield Maint. End Date” characteristic for any Mortgage Loan that allows for prepayment with yield maintenance, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the day prior to the first “Payment Due Date” in the open period, as shown in the applicable Source Document(s). For any Mortgage Loan that cannot be prepaid with yield maintenance, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “NAP” for the “Yield Maint. End Date” characteristic.

31.	For the purpose of comparing the “Prepayment Information” characteristics, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to assume that the entire “Loan” (as described in the applicable Source Document(s)) has been securitized.

For the purpose of comparing the “Prepayment Information” characteristics, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to ignore any prepayment premiums or other conditions related to mandatory prepayment events, liquidated damages, prepayments triggered by or during an event of default, pre-securitization prepayment trigger events, partial release events, purchase option events, loss of use events, permitted outparcel releases due to transfers, partial prepayments to cure certain trigger periods, prepayments made in connection with a casualty or condemnation event, prepayments made in connection with the release of funds from any earnout/holdback reserve(s) or prepayments triggered by a prepayment of any related mezzanine loan or preferred equity, as described in the applicable Source Document(s).

For the purpose of comparing the “Prepayment Information” characteristics and the “Maturity Date or Anticipated Repayment Date” characteristic, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to ignore any adjustments based on business day convention or any permitted changes in the maturity date or anticipated repayment date, as stated in the applicable Source Document(s).

Exhibit 2 to Attachment A Page 28 of 34

31. (continued)

For certain Mortgage Loans, the applicable Source Document(s) may contain one of the following defined terms:

“Prepayment Lockout Expiration Date” shall mean the 24th Payment Date

“Permitted Prepayment Date” shall mean the Business Day Following the second (2nd) anniversary of the first Payment Date

For the purpose of comparing the “Prepayment Information” characteristics for any Mortgage Loan which contains any of the defined terms described above in the applicable Source Document(s), the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to assume that the first “Payment Date” is the “Payment Due Date” related to the first full interest accrual period, as shown in the applicable Source Document(s).

For the purpose of comparing the “Prepayment Information” characteristics, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to assume that the “startup day” of the REMIC Trust (as described in the applicable Source Document(s)) is 10/29/2026.

For the purpose of comparing the “Prepayment Information” characteristics for any Mortgage Loan which:

a.	Permits prepayment with yield maintenance prior to the Cut-off Date,
b.	Does not permit prepayment with yield maintenance on or after the Cut-off Date and
c.	Permits defeasance,

as shown in the applicable Source Document(s), the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to include any “Payment Due Dates” starting with the “First Payment Date,” that occur on or prior to the Cut-off Date in the lockout period regardless of whether the Mortgage Loan was in a lockout period on those “Payment Due Dates.”

32.	For the purpose of comparing the “Defeasance Option Start Date” characteristic for any Mortgage Loan that allows for defeasance, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the first “Payment Due Date” in the defeasance period, as shown in the applicable Source Document(s). For any Mortgage Loan that does not allow for defeasance, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “<blank>” for the “Defeasance Option Start Date” characteristic.

Exhibit 2 to Attachment A Page 29 of 34

33.	For the purpose of comparing the “Prepayment / Defeasance Begin Date” characteristic, the Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the first “Payment Due Date” in the defeasance period for any Mortgage Loan that allows for defeasance and the first “Payment Due Date” in the prepayment penalty period for any Mortgage Loan that can be prepaid with a prepayment penalty, as shown in the applicable Source Document(s). For any Mortgage Loan that allows for both defeasance and prepayment with a prepayment penalty, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the earlier of the dates described in the preceding sentence for the purpose of comparing the “Prepayment / Defeasance Begin Date” characteristic.

For the purpose of comparing the “Open Period Begin Date” characteristic, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use the first “Payment Due Date” which occurs during the open period.

34.	For the purpose of comparing the “Prepayment Premium Indicator” characteristic, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “true” for any Mortgage Loan that can be prepaid with a prepayment premium. For any Mortgage Loan that cannot be prepaid with a prepayment premium, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “false” for the “Prepayment Premium Indicator” characteristic.

Exhibit 2 to Attachment A Page 30 of 34

35.	The Mortgage Loan Sellers, on behalf of the Depositor, instructed us to perform procedures on the:
a.	Additional Debt Exist (Y/N),
b.	Additional Debt Type(s),
c.	Subordinate Companion Loan Original Balance ($),
d.	Subordinate Companion Loan Interest Rate,
e.	Subordinate Companion Loan Annual Payment,
f.	Mezzanine Debt Original Balance ($),
g.	Mezzanine Debt Interest Rate (%) and
h.	Mezzanine Debt Monthly Debt Service

characteristics only for any Mortgage Loan on the Combined Data File for which either:

i.	The promissory note, amended promissory note, loan agreement and/or loan modification agreement Source Documents describe the existence of any additional debt or
ii.	The Mortgage Loan Seller(s), on behalf of the Depositor, provided us with certain mezzanine or subordinate loan agreements, intercreditor agreements, junior note(s), subordination and standstill agreements, preferred equity agreements, agreement of limited partnership and/or other secondary financing documents, if applicable (collectively, the “Secondary Financing Documents”), that describe the existence of any additional debt, or in the case of any Pari Passu Mortgage Loan With Subordinate Secured Debt for which the applicable Mortgage Loan Seller(s), on behalf of the Depositor, provided a Client Provided Schedule (as applicable, as indicated in Table A1 herein), the related Client Provided Schedule, that describes the existence of additional debt.

It is possible that other documents not provided to us would indicate additional existing secondary financing. Other than the information indicated in the applicable Data Source(s) and/or Secondary Financing Documents provided to us by the applicable Mortgage Loan Seller(s), on behalf of the Depositor, we could not determine whether there is other existing secondary financing.

For the purpose of comparing the “Subordinate Companion Loan Interest Rate” characteristic for any Mortgage Loan on the Combined Data File with the “Subordinate Companion Loan Original Balance ($)” characteristic value greater than zero (each, a “Mortgage Loan With Subordinate Debt”), the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the weighted average of the interest rates for the related Subordinate Companion Loan(s), as shown in the applicable Data Source(s) and/or Secondary Financing Documents.

Exhibit 2 to Attachment A Page 31 of 34

35. (continued)

For any Mortgage Loan With Subordinate Debt, the applicable Data Source(s) and/or Secondary Financing Documents indicate that the subordinate debt associated with any Mortgage Loan With Subordinate Debt is interest-only for its entire term and accrues interest on an actual/360 basis. For the purpose of comparing the “Subordinate Companion Loan Annual Payment” characteristic for any Mortgage Loan With Subordinate Debt, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to recalculate the “Subordinate Companion Loan Annual Payment” as the product of:

a.	1/12th of the product of, rounded to two decimal places:
i.	The “Subordinate Companion Loan Original Balance ($),” as shown on the Combined Data File,
ii.	The “Subordinate Companion Loan Interest Rate,” as shown on the Combined Data File, and
iii.	365/360 and
b.	12.

For the purpose of comparing the:

a.	Subordinate Companion Loan Original Balance ($),
b.	Subordinate Companion Loan Interest Rate and
c.	Subordinate Companion Loan Annual Payment

characteristics, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to include all related Subordinate Companion Loans.

For the purpose of comparing the “Mezzanine Debt Interest Rate (%)” characteristic for any Mortgage Loan on the Combined Data File with the “Mezzanine Debt Original Balance ($)” characteristic value greater than zero (each, a “Mortgage Loan With Existing Mezzanine Debt”), the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the weighted average of the interest rates for the related mezzanine loan(s), as shown in the applicable Data Source(s) and/or Secondary Financing Documents.

For any Mortgage Loan With Existing Mezzanine Debt, the applicable Source Document(s) and/or Secondary Financing Documents indicate that the mezzanine debt associated with any Mortgage Loan With Existing Mezzanine Debt is interest-only for its entire term and accrues interest on an actual/360 basis. For the purpose of comparing the “Mezzanine Debt Monthly Debt Service” characteristic for any Mortgage Loan With Existing Mezzanine Debt, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to recalculate the “Mezzanine Debt Monthly Debt Service” as 1/12th of the product, rounded to two decimals, of:

a.	The “Mezzanine Debt Original Balance ($),” as shown on the Combined Data File,
b.	The “Mezzanine Debt Interest Rate (%),” as shown on the Combined Data File,

and

c.	365/360.

Exhibit 2 to Attachment A Page 32 of 34

35. (continued)

For the purpose of comparing the characteristics listed in a. through h. in the first paragraph of this Note, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to ignore any unsecured trade payables, operational debt, PPP loan(s), TIF bond(s), unsecured existing affiliate loans, permitted intercompany loan(s), working capital loan(s) or corporate credit facilities that are not primarily secured by cash flow from the mortgaged property, as described in the applicable Source Document(s).

For any Mortgage Loan which does not have additional debt (based on the procedures described in this Note), the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “No” as the value on the Combined Data File for the “Additional Debt Exist (Y/N)” characteristic and to use “NAP” as the value on the Combined Data File for each of the characteristics listed in b. through h. of the first paragraph of this Note.

36.	For the purpose of comparing the “Whole Loan Monthly Debt Service ($)” characteristic for any Pari Passu Mortgage Loan or Mortgage Loan With Subordinate Debt with the “Amortization Type” characteristic as “Interest Only” or “Interest Only – ARD” on the Combined Data File, and which also has the “Interest Accrual Method” characteristic as “Actual/360” on the Combined Data File, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to recalculate the “Whole Loan Monthly Debt Service ($)” as 1/12th of the product, rounded to two decimals, of:
a.	The “Whole Loan Original Balance ($),” as shown on the Combined Data File,
b.	The “Whole Loan Interest Rate,” as shown on the Combined Data File, and
c.	365/360.

For the purpose of comparing the “Whole Loan Monthly Debt Service ($)” characteristic for any Pari Passu Mortgage Loan or Mortgage Loan With Subordinate Debt with the “Amortization Type” characteristic as “Interest Only, Amortizing Balloon” or “Interest Only, Amortizing Balloon – ARD” on the Combined Data File, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the monthly debt service following the expiration of the “Original Interest-Only Period (Mos.)” for the related Whole Loan that is shown in the applicable Data Source(s) and/or Secondary Financing Documents.

For any Mortgage Loan that is not a Pari Passu Mortgage Loan or Mortgage Loan With Subordinate Debt, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “NAP” for the “Whole Loan Monthly Debt Service ($)” characteristic.

37.	For the purpose of comparing the “Future Additional Debt Permitted (Y/N)” and “Future Debt Permitted Type” characteristics, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to ignore any unsecured trade payables, operational debt and future advances, as described in the applicable Source Document(s).

Exhibit 2 to Attachment A Page 33 of 34
38.	For the purpose of comparing the “Sources Information” and “Uses Information” characteristics, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to perform procedures only for the Top Fifteen Mortgage Loans.

39.	For each Mortgage Loan and Underlying Property, as applicable, listed in the table below, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the value, as shown on the Combined Data File, for the applicable characteristic listed in the table below, even if the information on the Combined Data File did not agree with the corresponding information that was shown in the applicable Source Document(s) or the applicable Source Document(s) were not provided to us.

Mortgage Loan	Underlying Property	Characteristic

Fairfield Times Square	NAP	Loan Payoff ($)

Old Edwards Portfolio	NAP	Closing Costs ($)
	Old Edwards Inn	Appraised Value ($)
As-is Appraised Value
	Half Mile Farm	Detailed Property Type
Appraisal Date
Appraised Value ($)
As-is Appraised Value
As-is Date of Valuation
Appraiser Designation
Appraisal FIRREA (Y/N)
	200 Main	Detailed Property Type
Year Renovated
Appraisal Date
Appraised Value ($)
As-is Appraised Value
As-is Date of Valuation
Appraiser Designation
Appraisal FIRREA (Y/N)
	Old Edwards Club	Appraisal Date
Appraised Value ($)
As-is Appraised Value
As-is Date of Valuation
Appraiser Designation
Appraisal FIRREA (Y/N)
	GlenCove Club	Year Renovated
Appraisal Date
Appraised Value ($)
As-is Appraised Value
As-is Date of Valuation
Appraiser Designation
Appraisal FIRREA (Y/N)

Tarrytown House Estate	NAP	Year Built

My Place Midland	NAP	Franchise Agreement Expiration

Project Embassy	NAP	Most Recent Occupancy Date
Second Most Recent Occupancy Date
Third Most Recent Occupancy Date

Mall at Prince George’s	NAP	Monthly RE Tax Reserve ($)
Monthly Replacement / FF&E Reserve ($)
Monthly TI/LC Reserve ($)

Sanctuary at Winterlakes	NAP	Appraisal FIRREA (Y/N)

Exhibit 2 to Attachment A Page 34 of 34

39. (continued)

We performed no procedures to determine the appropriateness, accuracy, completeness or reasonableness of the (a) information described in the table above, as shown on the Combined Data File, or (b) instruction(s) provided by the applicable Mortgage Loan Seller(s), on behalf of the Depositor, described in this Note.

40.	For the purpose of comparing the “Occupancy Date” characteristic for the mortgaged properties identified on the Combined Data File as “33 NE 1st Street” and “ONX Briggs & Stratton” with the “Single Tenant (Y/N)” characteristic as “Yes,” the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the occupancy date indicated on the applicable Source Document(s).

41.	For the purpose of comparing the “Occupancy Date” characteristic for the Mortgage Loan identified on the Combined Data File as “Fratelli Beretta Industrial Portfolio” and the associated Underlying Properties with the “Single Tenant (Y/N)” characteristic as “Yes,” the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the occupancy date indicated on the applicable Source Document(s).

42.	For any mortgaged property contributed by Rialto on the Combined Data File with the “Single Tenant (Y/N)” characteristic as “Yes,” the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the occupancy date indicated on the applicable Source Document(s)

43.	For the purpose of comparing the:
a.	Leased Occupancy (%),
b.	Most Recent Occupancy,
c.	Second Most Recent Occupancy and
d.	Third Most Recent Occupancy

characteristics for the Mortgage Loan identified on the Combined Data File as “Project Embassy,” the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the applicable weighted average occupancy of the commercial and multifamily portions of the related mortgaged property, as shown in the applicable Source Document(s).

We performed no procedures to determine the appropriateness, accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by the Mortgage Loan Sellers, on behalf of the Depositor, that are described in the notes above.

Exhibit 3 to Attachment A Page 1 of 3

Provided Characteristics

Characteristic

Loan ID Number
Loan / Property Flag
# of Properties
Property Name
Appraised Value Type
Mortgage Loan Seller
AL_Originator
Recycled SPE (Yes/No)
Due on Sale
Due on Encumbrance
Sponsor
Warm Body Guarantor (Yes/No)
Pari Passu (Y/N)
Pari Passu in Trust Controlling (Y/N)
Original Balance Pari Passu (Non-Trust)
Property Located Within a Qualified Opportunity Zone (Y/N)
Subservicer In Place (Y/N)
Subservicer Name
Master Servicing Fee Rate
Primary Servicing Fee Rate
Subservicer Fee
Cash/Pmt Collection Function
Trustee & Paying Agent Fee
Operating Advisor Fee
ARR Fee
CREFC Fee
Certificate Administrator Fee
Loan Purpose
Asset Type Number
Group ID
Reporting Period Beginning Date
Reporting Period End Date
Underwriting Indicator
Balloon Indicator
Negative Amortization Indicator
Modified Indicator
Arm Index Code
First Rate Adjustment Date
First Payment Adjustment Date

Exhibit 3 to Attachment A Page 2 of 3

Characteristic

ARM Margin Number
Lifetime Rate Cap Percentage
Lifetime Rate Floor Percentage
Periodic Rate Increase Limit Percentage
Periodic Rate Decrease Limit Percentage
Periodic Payment Adjustment Maximum Amount
Periodic Payment Adjustment Maximum Percent
Rate Reset Frequency Code
Payment Reset Frequency Code
Index Lookback Days Number
Maximum Negative Amortization Allowed Percentage
Maximum Negative Amortization Allowed Amount
Negative Amortization Deferred Interest Cap Amount
Deferred Interest Cumulative Amount
Deferred Interest Collected Amount
Most Recent Valuation Amount
Most Recent Valuation Date
Most Recent Valuation Source Code
Property Status Code
Defeased Status Code
Net Operating Income Net Cash Flow Securitization Code
Net Operating Income Net Cash Flow Code
Most Recent Net Cash Flow Amount
Most Recent Financials Start Date
Most Recent Debt Service Amount
Debt Service Coverage Securitization Code
Most Recent Debt Service Coverage Code
Most Recent Debt Service Coverage Net Operating Income Percentage
Most Recent Debt Service Coverage Net Cash Flow Percentage
Asset Added Indicator
Report Period Modification Indicator
Other Interest Adjustment Amount
Unscheduled Principal Collected Amount
Other Principal Adjustment Amount
Report Period End Actual Balance Amount
Report Period End Scheduled Balance Amount
Servicing Advance Method Code
Non Recoverability Indicator
Total Principal Interest Advanced Outstanding Amount

Exhibit 3 to Attachment A Page 3 of 3

Characteristic

Total Taxes Insurance Advances Outstanding Amount
Other Expenses Advanced Outstanding Amount
Payment Status Loan Code
Arm Index Rate Percentage
Next Interest Rate Percentage
Next Interest Rate Change Adjustment Date
Next Payment Adjustment Date
Primary Servicer Name
Most Recent Special Servicer Transfer Date
Most Recent Master Servicer Return Date
Asset Subject Demand Indicator
Asset Subject Demand Status Code
Repurchase Amount
Demand Resolution Date
Repurchaser Name
Repurchase Replacement Reason Code
Realized Loss To Trust Amount
Liquidation Prepayment Code
Liquidation Prepayment Date
Prepayment Premium Yield Maintenance Received Amount
Workout Strategy Code
Last Modification Date
Modification Code
Post Modification Interest Percentage
Post Modification Payment Amount
Post Modification Maturity Date
Post Modification Amortization Period Amount
AL_Largest Tenant
AL_Second Largest Tenant
AL_Third Largest Tenant

Note:	We performed no procedures to determine the appropriateness, accuracy, completeness or reasonableness of the Provided Characteristics.